September 4, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Northwestern Mutual Variable Life Account I
EDGAR CIK No. 0000742277; File No. 811-3989
Northwestern Mutual Variable Life Account II
EDGAR CIK No. 0001359314; File No. 811-21933

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account I and Account II, (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ semi-annual report for the period ending June 30, 2015 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	09/04/2015	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	08/24/2015	811-07205
Fidelity VIP Contrafund Portfolio	0000831016	08/24/2015	811-05511
Neuberger Berman Socially Responsive Portfolio	0000736913	08/31/2015	811-04255
Russell Investment Funds	0000824036	08/21/2015	811-05371
Russell Investment Funds – Life Points Variable Target Portfolio Series	0000824036	08/21/2015	811-05371
Credit Suisse Trust Commodity Return Strategy Portfolio	0000941568	09/01/2015	811-07261

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara Courtney

Barbara Courtney

Director – Mutual Fund Accounting

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

GO PAPERLESS!
See inside cover for details.

Variable Life

SEMI-ANNUAL REPORTS

June 30, 2015

Northwestern Mutual Variable Life Account
Northwestern Mutual Variable Life Account II

Optimized to contain one or more of the following:*

Northwestern Mutual Series Fund, Inc.
Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Contrafund® Portfolio Service Class 2
Neuberger Berman AMT Socially Responsive Portfolio
Russell Investment Funds
Russell Investment Funds – LifePoints® Variable Target Portfolio Series
Credit Suisse Trust Commodity Return Strategy Portfolio

*See Table of Contents for more information and a list of Prospectus supplements and/or shareholder documents, if any, included herein.

www.northwesternmutual.com
90-1899 (0786) (REV 0815)

Northwestern Mutual®

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How to get more information

Information on the Internet: www.northwesternmutual.com

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section from our website for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online. To sign up for this service please call 1-866-424-2609 between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday. Your Northwestern Mutual Financial Representative is also available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife and Variable Whole Life, please call 1-866-424-2609, between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Custom Variable Universal Life, Executive Variable Universal Life, and Survivorship Variable Universal Life, please call 1-866-464-3800, between 7:30 a.m. – 5:00 p.m. Central Time Monday – Friday.

Contents

Northwestern Mutual Series Fund, Inc. - Semi-Annual Report	208 pages

Fidelity® VIP Mid Cap Portfolio - Semi-Annual Report	21 pages

(This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Semi-Annual Report	23 pages

(This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman AMT Socially Responsive Portfolio - Semi-Annual Report	22 pages

(This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Semi-Annual Report	146 pages

(This report follows the end of the Neuberger Berman AMT Socially Responsive Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Semi-Annual Report	66 pages

(This report follows the end of the Russell Investment Funds)

Credit Suisse Trust Commodity Return Strategy Portfolio - Semi-Annual Report	38 pages

(This report follows the end of the Russell Investment Funds - LifePoints® Variable Target Portfolio Series)

Northwestern Mutual Variable Life Account Financial Statements	33 pages

Northwestern Mutual Variable Life Account II Financial Statements	33 pages

Prospectus Supplements	17 pages

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

Annual Report December 31, 2014

Northwestern Mutual Variable Life Account

Financial Statements

Northwestern Mutual Variable Life Account Financial Statements

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$386,880	$122,803	$244,071	$8,194	$1,122,451
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	45	-	-	-	-

Total Assets	386,925	122,803	244,071	8,194	1,122,451

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	8	28	2	56
Due to Participants	-	-	-	-	-

Total Liabilities	-	8	28	2	56

Total Net Assets	$386,925	$122,795	$244,043	$8,192	$1,122,395

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$34,459	$7,639	$27,147	$402	$156,204
Northwestern Mutual Equity	455	81	421	4	1,761
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	329,431	104,279	200,779	7,165	883,779
Northwestern Mutual Equity	8,108	3,028	5,077	167	21,214
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	6,969	3,877	5,715	340	22,363
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,503	3,891	4,904	114	37,074

Total Net Assets	$386,925	$122,795	$244,043	$8,192	$1,122,395

(1) Investments, at cost	$275,260	$88,344	$175,468	$6,917	$762,545
Mutual Fund Shares Held	134,567	46,622	147,654	7,290	282,307
(2) Accumulation Unit Value	$3.949121	$3.141534	$2.981972	$1.577743	$4.519180
Units Outstanding	85,472	34,157	69,034	4,647	200,257
(3) Accumulation Unit Value	$54.488126	$33.238141	$40.759702	$13.487127	$103.583087
Units Outstanding	128	117	140	25	216
(4) Accumulation Unit Value	$54.488126	$33.238141	$40.759702	$13.487127	$103.583087
Units Outstanding	138	117	120	8	358

The Accompanying Notes are an Integral Part of the Financial Statements.	1

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$11,443	$190,761	$123,136	$465,335	$290,566
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	23	13	13	-	30

Total Assets	11,466	190,774	123,149	465,335	290,596

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	29	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	29	-

Total Net Assets	$11,466	$190,774	$123,149	$465,306	$290,596

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$829	$17,427	$10,182	$66,729	$14,890
Northwestern Mutual Equity	5	208	123	955	157
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	9,883	157,668	101,498	376,623	252,644
Northwestern Mutual Equity	224	4,545	2,658	9,236	6,244
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	19	4,302	4,368	4,457	7,342
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	506	6,624	4,320	7,306	9,319

Total Net Assets	$11,466	$190,774	$123,149	$465,306	$290,596

(1) Investments, at cost	$10,157	$132,350	$88,589	$399,363	$212,838
Mutual Fund Shares Held	9,976	132,289	69,490	136,903	148,248
(2) Accumulation Unit Value	$1.648404	$2.146602	$2.579506	$3.689747	$3.817251
Units Outstanding	6,131	75,568	40,378	104,577	67,822
(3) Accumulation Unit Value	$13.865219	$22.950784	$27.291728	$102.693582	$43.598907
Units Outstanding	1	187	160	43	168
(4) Accumulation Unit Value	$13.865219	$22.950784	$27.291728	$102.693582	$43.598907
Units Outstanding	37	289	158	71	214

The Accompanying Notes are an Integral Part of the Financial Statements.	2

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$60,345	$255,432	$20,247	$174,576	$90,806
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	5	-	1	-	-

Total Assets	60,350	255,432	20,248	174,576	90,806

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	29	-	23	3
Due to Participants	-	-	-	-	-

Total Liabilities	-	29	-	23	3

Total Net Assets	$60,350	$255,403	$20,248	$174,553	$90,803

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$4,262	$11,971	$2,167	$13,587	$4,166
Northwestern Mutual Equity	47	134	25	164	63
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	51,344	225,037	16,611	146,621	76,999
Northwestern Mutual Equity	1,449	5,986	402	4,084	2,305
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,186	4,375	695	3,388	4,023
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	2,062	7,900	348	6,709	3,247

Total Net Assets	$60,350	$255,403	$20,248	$174,553	$90,803

(1) Investments, at cost	$43,941	$201,781	$20,992	$121,939	$91,074
Mutual Fund Shares Held	34,074	102,378	17,380	73,229	67,514
(2) Accumulation Unit Value	$3.042400	$3.633783	$1.587514	$3.191481	$1.832844
Units Outstanding	17,353	63,577	10,717	47,222	43,268
(3) Accumulation Unit Value	$32.189353	$47.561777	$17.638780	$34.121874	$19.596007
Units Outstanding	37	92	39	99	205
(4) Accumulation Unit Value	$32.189353	$47.561777	$17.638780	$34.121874	$19.596007
Units Outstanding	64	166	20	197	166

The Accompanying Notes are an Integral Part of the Financial Statements.	3

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$20,847	$525,038	$34,818	$166,462	$13,390
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	13	80	25	10	2

Total Assets	20,860	525,118	34,843	166,472	13,392

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	648	-

Total Liabilities	-	-	-	648	-

Total Net Assets	$20,860	$525,118	$34,843	$165,824	$13,392

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$1,357	$63,071	$1,619	$11,807	$1,192
Northwestern Mutual Equity	31	1,014	30	219	14
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	17,065	422,389	28,641	116,846	10,874
Northwestern Mutual Equity	450	11,264	690	4,733	309
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,351	12,793	2,527	12,485	243
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	606	14,587	1,336	19,734	760

Total Net Assets	$20,860	$525,118	$34,843	$165,824	$13,392

(1) Investments, at cost	$19,767	$500,388	$37,634	$166,462	$13,420
Mutual Fund Shares Held	23,111	295,963	37,600	166,462	13,026
(2) Accumulation Unit Value	$1.071981	$3.229216	$0.849119	$1.538686	$1.010036
Units Outstanding	16,338	134,291	34,542	79,015	11,073
(3) Accumulation Unit Value	$10.212438	$4.952849	$10.109813	$41.568533	$12.188479
Units Outstanding	132	2,583	250	316	20
(4) Accumulation Unit Value	$10.212438	$4.952849	$10.109813	$41.568533	$12.188479
Units Outstanding	59	2,945	132	475	62

The Accompanying Notes are an Integral Part of the Financial Statements.	4

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$248,596	$6,936	$8,559	$106,148	$26,344
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	19	8	-	6	-

Total Assets	248,615	6,944	8,559	106,154	26,344

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$248,615	$6,944	$8,559	$106,154	$26,344

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$23,802	$451	$755	$7,436	$1,474
Northwestern Mutual Equity	380	4	7	107	19
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	183,351	6,316	6,501	87,915	22,751
Northwestern Mutual Equity	5,320	159	159	2,280	625
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	25,648	14	441	5,169	395
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	10,114	-	696	3,247	1,080

Total Net Assets	$248,615	$6,944	$8,559	$106,154	$26,344

(1) Investments, at cost	$246,963	$6,395	$9,042	$102,000	$26,878
Mutual Fund Shares Held	196,208	6,199	7,782	147,223	24,280
(2) Accumulation Unit Value	$2.671248	$1.371509	$1.065002	$3.335950	$1.169486
Units Outstanding	70,630	4,721	6,254	27,038	19,988
(3) Accumulation Unit Value	$211.428447	$19.181310	$13.899486	$43.976216	$15.951947
Units Outstanding	121	1	32	118	25
(4) Accumulation Unit Value	$211.428447	$19.181310	$13.899486	$43.976216	$15.951947
Units Outstanding	48	-	50	74	68

The Accompanying Notes are an Integral Part of the Financial Statements.	5

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$360,231	$47,340	$-	$-	$-
Fidelity Variable Insurance Products	-	-	175,277	37,759	-
Neuberger Berman Advisers Management Trust	-	-	-	-	4,590
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	3	-	37	-	-

Total Assets	360,234	47,340	175,314	37,759	4,590

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	1	-	2	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	1	-	2	-

Total Net Assets	$360,234	$47,339	$175,314	$37,757	$4,590

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$162,634	$6,025	$15,323	$2,620	$298
Northwestern Mutual Equity	1,669	81	170	26	4
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	177,262	36,817	143,081	31,509	3,469
Northwestern Mutual Equity	4,757	1,066	4,173	755	89
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	7,198	1,102	6,119	1,788	236
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	6,714	2,248	6,448	1,059	494

Total Net Assets	$360,234	$47,339	$175,314	$37,757	$4,590

(1) Investments, at cost	$361,987	$42,120	$143,230	$29,443	$3,680
Mutual Fund Shares Held	243,235	39,615	4,758	1,029	192
(2) Accumulation Unit Value	$3.329658	$1.916252	$4.048702	$1.547371	$1.513495
Units Outstanding	54,667	19,769	36,371	20,851	2,351
(3) Accumulation Unit Value	$181.830315	$20.487411	$42.835362	$16.754369	$16.275087
Units Outstanding	40	54	143	107	14
(4) Accumulation Unit Value	$181.830315	$20.487411	$42.835362	$16.754369	$16.275087
Units Outstanding	37	110	151	63	30

The Accompanying Notes are an Integral Part of the Financial Statements.	6

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	213,356	104,712	121,463	86,900	175,393
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	6	-	13	-	-

Total Assets	213,362	104,712	121,476	86,900	175,393

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	7	-	9	19
Due to Participants	-	-	-	-	-

Total Liabilities	-	7	-	9	19

Total Net Assets	$213,362	$104,705	$121,476	$86,891	$175,374

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$9,427	$7,060	$7,525	$5,478	$10,267
Northwestern Mutual Equity	113	80	114	111	122
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	178,429	88,540	100,170	62,217	148,325
Northwestern Mutual Equity	5,045	2,510	2,847	1,822	4,275
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	11,656	3,409	6,695	13,488	6,013
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	8,692	3,106	4,125	3,775	6,372

Total Net Assets	$213,362	$104,705	$121,476	$86,891	$175,374

(1) Investments, at cost	$166,648	$89,475	$120,475	$85,014	$168,520
Mutual Fund Shares Held	11,781	6,751	10,525	8,152	11,222
(2) Accumulation Unit Value	$1.621079	$2.373801	$1.633987	$2.180310	$4.188148
Units Outstanding	113,181	38,357	63,046	29,371	36,437
(3) Accumulation Unit Value	$18.071559	$27.141282	$17.795979	$23.281628	$44.660949
Units Outstanding	645	126	376	579	135
(4) Accumulation Unit Value	$18.071559	$27.141282	$17.795979	$23.281628	$44.660949
Units Outstanding	481	114	232	162	143

The Accompanying Notes are an Integral Part of the Financial Statements.	7

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	3,327	17,114	20,167	8,766	-
Credit Suisse Trust	-	-	-	-	15,925
Due from Northwestern Mutual Life Insurance Company	-	3	-	-	9

Total Assets	3,327	17,117	20,167	8,766	15,934

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	41	4	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	41	4	-

Total Net Assets	$3,327	$17,117	$20,126	$8,762	$15,934

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$974	$2,522	$3,131	$776	$435
Northwestern Mutual Equity	11	36	44	11	9
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	2,194	13,835	16,181	7,070	13,370
Northwestern Mutual Equity	75	381	499	201	380
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	49	6	1	-	1,126
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	24	337	270	704	614

Total Net Assets	$3,327	$17,117	$20,126	$8,762	$15,934

(1) Investments, at cost	$3,345	$16,353	$18,697	$7,789	$19,073
Mutual Fund Shares Held	318	1,646	2,003	927	3,051
(2) Accumulation Unit Value	$1.179226	$1.222287	$1.235139	$1.258221	$6.387246
Units Outstanding	1,924	11,631	13,504	5,778	2,153
(3) Accumulation Unit Value	$14.227181	$13.866173	$13.064429	$12.149681	$5.885213
Units Outstanding	3	-	-	-	191
(4) Accumulation Unit Value	$14.227181	$13.866173	$13.064429	$12.149681	$5.885213
Units Outstanding	2	24	21	58	104

The Accompanying Notes are an Integral Part of the Financial Statements.	8

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$2,222	$23	$3,583	$3	$16,996

Expenses:
Mortality and expense risk charges	1,638	487	1,040	31	4,559
Taxes	17	4	14	-	75

Total Expenses	1,655	491	1,054	31	4,634

Net investment income (loss)	567	(468)	2,529	(28)	12,362

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,541	3,222	4,482	299	12,668
Realized gain distributions	35,938	11,724	21,530	282	13,243

Realized gains (losses)	42,479	14,946	26,012	581	25,911

Change in unrealized appreciation/(depreciation) of investments during the period	(12,180)	(4,410)	(9,983)	284	91,365

Net increase (decrease) in net assets resulting from operations	$30,866	$10,068	$18,558	$837	$129,638

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$-	$3,097	$1,487	$1,592	$2,803
Expenses:
Mortality and expense risk charges	37	770	504	1,981	1,201
Taxes	-	8	5	32	7

Total Expenses	37	778	509	2,013	1,208

Net investment income (loss)	(37)	2,319	978	(421)	1,595

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	346	2,166	1,875	5,594	7,262
Realized gain distributions	444	-	3,559	87,466	13,440

Realized gains (losses)	790	2,166	5,434	93,060	20,702

Change in unrealized appreciation/(depreciation) of investments during the period	284	18,290	1,702	(57,841)	2,033

Net increase (decrease) in net assets resulting from operations	$1,037	$22,775	$8,114	$34,798	$24,330

The Accompanying Notes are an Integral Part of the Financial Statements.	9

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$544	$-	$284	$628	$1,261
Expenses:
Mortality and expense risk charges	233	1,044	79	752	401
Taxes	2	6	1	7	2

Total Expenses	235	1,050	80	759	403

Net investment income (loss)	309	(1,050)	204	(131)	858

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	454	4,487	674	4,982	(636)
Realized gain distributions	4,586	27,451	3,169	4,529	-

Realized gains (losses)	5,040	31,938	3,843	9,511	(636)

Change in unrealized appreciation/(depreciation) of investments during the period	2,912	(11,529)	(3,135)	(9,904)	(4,954)

Net increase (decrease) in net assets resulting from operations	$8,261	$19,359	$912	$(524)	$(4,732)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$300	$10,956	$216	$119	$73
Expenses:
Mortality and expense risk charges	84	2,477	139	628	50
Taxes	1	35	1	7	1

Total Expenses	85	2,512	140	635	51

Net investment income (loss)	215	8,444	76	(516)	22

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	431	8,002	193	-	9
Realized gain distributions	128	38,609	12	-	-

Realized gains (losses)	559	46,611	205	-	9

Change in unrealized appreciation/(depreciation) of investments during the period	(2,302)	(108,669)	(2,705)	-	(46)

Net increase (decrease) in net assets resulting from operations	$(1,528)	$(53,614)	$(2,424)	$(516)	$(15)

The Accompanying Notes are an Integral Part of the Financial Statements.	10

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$4,970	$113	$46	$5,505	$660
Expenses:
Mortality and expense risk charges	956	25	34	456	105
Taxes	12	-	-	4	1

Total Expenses	968	25	34	460	106

Net investment income (loss)	4,002	88	12	5,045	554

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,331	(267)	(273)	839	141
Realized gain distributions	-	-	83	-	-

Realized gains (losses)	1,331	(267)	(190)	839	141

Change in unrealized appreciation/(depreciation) of investments during the period	7,009	1,340	415	(5,047)	(116)

Net increase (decrease) in net assets resulting from operations	$12,342	$1,161	$237	$837	$579

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$8,291	$1,018	$33	$269	$16
Expenses:
Mortality and expense risk charges	1,614	196	722	142	17
Taxes	82	3	8	1	-

Total Expenses	1,696	199	730	143	17

Net investment income (loss)	6,595	819	(697)	126	(1)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,721)	450	1,455	1,634	351
Realized gain distributions	28,444	4,184	4,047	749	-

Realized gains (losses)	25,723	4,634	5,502	2,383	351

Change in unrealized appreciation/(depreciation) of investments during the period	(14,678)	(3,302)	4,538	1,090	66

Net increase (decrease) in net assets resulting from operations	$17,640	$2,151	$9,343	$3,599	$416

The Accompanying Notes are an Integral Part of the Financial Statements.	11

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$2,398	$264	$2,536	$1,312	$5,490
Expenses:
Mortality and expense risk charges	837	441	532	311	701
Taxes	5	3	4	3	5

Total Expenses	842	444	536	314	706

Net investment income (loss)	1,556	(180)	2,000	998	4,784

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,219	1,779	966	319	1,408
Realized gain distributions	28,069	10,016	-	1,675	7,337

Realized gains (losses)	34,288	11,795	966	1,994	8,745

Change in unrealized appreciation/(depreciation) of investments during the period	(13,926)	(10,588)	(9,202)	1,207	8,524

Net increase (decrease) in net assets resulting from operations	$21,918	$1,027	$(6,236)	$4,199	$22,053

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$86	$483	$583	$283	$-
Waiver Income	-	-	-	-	2

Total Income	86	483	583	283	2
Expenses:
Mortality and expense risk charges	12	70	86	36	71
Taxes	-	1	2	-	-

Total Expenses	12	71	88	36	71
Less waived fees	-	-	-	-	(14)

Net Expenses	12	71	88	36	57

Net investment income (loss)	74	412	495	247	(55)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	58	379	303	99	73
Realized gain distributions	41	298	424	139	-

Realized gains (losses)	99	677	727	238	73

Change in unrealized appreciation/(depreciation) of investments during the period	(60)	(489)	(624)	(229)	(3,407)

Net increase (decrease) in net assets resulting from operations	$113	$600	$598	$256	$(3,389)

The Accompanying Notes are an Integral Part of the Financial Statements.	12

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$567	$761	$(468)	$59
Net realized gains (losses)	42,479	26,883	14,946	2,826
Net change in unrealized appreciation/(depreciation)	(12,180)	69,866	(4,410)	23,435

Net increase (decrease) in net assets resulting from operations	30,866	97,510	10,068	26,320

Policy Transactions:
Policyowners’ net payments	16,464	17,907	5,808	6,168
Policy loans, surrenders and death benefits	(19,999)	(20,110)	(5,800)	(6,020)
Mortality and other (net)	(7,770)	(7,299)	(2,453)	(2,289)
Transfers from other divisions	35,723	18,642	11,837	11,303
Transfers to other divisions	(36,524)	(23,073)	(13,051)	(15,183)

Net increase (decrease) in net assets resulting from policy transactions	(12,106)	(13,933)	(3,659)	(6,021)

Net increase (decrease) in net assets	18,760	83,577	6,409	20,299

Net Assets:
Beginning of period	368,165	284,588	116,386	96,087

End of period	$386,925	$368,165	$122,795	$116,386

Units issued during the period	7,930	9,982	4,304	5,521
Units redeemed during the period	(11,049)	(13,965)	(5,205)	(7,158)

Net units issued (redeemed) during period	(3,119)	(3,983)	(901)	(1,637)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$2,529	$1,528	$(28)	$29
Net realized gains (losses)	26,012	1,581	581	429
Net change in unrealized appreciation/(depreciation)	(9,983)	49,353	284	829

Net increase (decrease) in net assets resulting from operations	18,558	52,462	837	1,287

Policy Transactions:
Policyowners’ net payments	11,922	12,566	300	213
Policy loans, surrenders and death benefits	(13,603)	(14,423)	(125)	(178)
Mortality and other (net)	(5,313)	(5,144)	(132)	(92)
Transfers from other divisions	19,392	9,870	2,725	2,754
Transfers to other divisions	(20,795)	(13,352)	(1,570)	(1,442)

Net increase (decrease) in net assets resulting from policy transactions	(8,397)	(10,483)	1,198	1,255

Net increase (decrease) in net assets	10,161	41,979	2,035	2,542

Net Assets:
Beginning of period	233,882	191,903	6,157	3,615

End of period	$244,043	$233,882	$8,192	$6,157

Units issued during the period	7,017	7,972	1,722	1,532
Units redeemed during the period	(9,376)	(11,575)	(919)	(680)

Net units issued (redeemed) during period	(2,359)	(3,603)	803	852

The Accompanying Notes are an Integral Part of the Financial Statements.	13

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$12,362	$12,463	$(37)	$79
Net realized gains (losses)	25,911	23,308	790	493
Net change in unrealized appreciation/(depreciation)	91,365	208,382	284	870

Net increase (decrease) in net assets resulting from operations	129,638	244,153	1,037	1,442

Policy Transactions:
Policyowners’ net payments	45,360	46,553	320	122
Policy loans, surrenders and death benefits	(52,593)	(56,088)	(50)	(218)
Mortality and other (net)	(21,250)	(19,846)	(161)	(98)
Transfers from other divisions	113,171	84,237	4,781	4,785
Transfers to other divisions	(100,733)	(75,741)	(2,046)	(1,560)

Net increase (decrease) in net assets resulting from policy transactions	(16,045)	(20,885)	2,844	3,031

Net increase (decrease) in net assets	113,593	223,268	3,881	4,473

Net Assets:
Beginning of period	1,008,802	785,534	7,585	3,112

End of period	$1,122,395	$1,008,802	$11,466	$7,585

Units issued during the period	21,063	25,004	2,862	3,218
Units redeemed during the period	(23,844)	(29,019)	(937)	(1,274)

Net units issued (redeemed) during period	(2,781)	(4,015)	1,925	1,944

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$2,319	$1,953	$978	$1,001
Net realized gains (losses)	2,166	(43)	5,434	674
Net change in unrealized appreciation/(depreciation)	18,290	42,071	1,702	25,112

Net increase (decrease) in net assets resulting from operations	22,775	43,981	8,114	26,787

Policy Transactions:
Policyowners’ net payments	8,391	8,611	5,464	5,510
Policy loans, surrenders and death benefits	(8,458)	(8,618)	(5,448)	(4,783)
Mortality and other (net)	(3,777)	(3,511)	(2,389)	(2,324)
Transfers from other divisions	14,632	10,450	36,104	28,760
Transfers to other divisions	(15,246)	(13,084)	(36,775)	(26,171)

Net increase (decrease) in net assets resulting from policy transactions	(4,458)	(6,152)	(3,044)	992

Net increase (decrease) in net assets	18,317	37,829	5,070	27,779

Net Assets:
Beginning of period	172,457	134,628	118,079	90,300

End of period	$190,774	$172,457	$123,149	$118,079

Units issued during the period	8,598	10,133	6,746	8,784
Units redeemed during the period	(10,287)	(12,440)	(7,617)	(8,263)

Net units issued (redeemed) during period	(1,689)	(2,307)	(871)	521

The Accompanying Notes are an Integral Part of the Financial Statements.	14

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$ (421)	$ (591)	$1,595	$1,599
Net realized gains (losses)	93,060	18,432	20,702	13,514
Net change in unrealized appreciation/(depreciation)	(57,841)	73,842	2,033	54,212

Net increase (decrease) in net assets resulting from operations	34,798	91,683	24,330	69,325

Policy Transactions:
Policyowners’ net payments	21,515	22,196	11,385	10,729
Policy loans, surrenders and death benefits	(25,248)	(27,277)	(16,132)	(13,987)
Mortality and other (net)	(9,424)	(9,230)	(5,305)	(4,925)
Transfers from other divisions	20,093	19,133	62,611	39,075
Transfers to other divisions	(25,349)	(22,182)	(65,706)	(34,548)

Net increase (decrease) in net assets resulting from policy transactions	(18,413)	(17,360)	(13,147)	(3,656)

Net increase (decrease) in net assets	16,385	74,323	11,183	65,669

Net Assets:
Beginning of period	448,921	374,598	279,413	213,744

End of period	$465,306	$448,921	$290,596	$279,413

Units issued during the period	9,212	11,187	7,642	9,937
Units redeemed during the period	(13,457)	(15,991)	(10,817)	(10,904)

Net units issued (redeemed) during period	(4,245)	(4,804)	(3,175)	(967)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$309	$247	$ (1,050)	$127
Net realized gains (losses)	5,040	349	31,938	4,094
Net change in unrealized appreciation/(depreciation)	2,912	11,079	(11,529)	64,636

Net increase (decrease) in net assets resulting from operations	8,261	11,675	19,359	68,857

Policy Transactions:
Policyowners’ net payments	2,735	2,710	11,123	12,154
Policy loans, surrenders and death benefits	(2,854)	(2,883)	(14,024)	(12,997)
Mortality and other (net)	(1,152)	(1,022)	(4,833)	(4,569)
Transfers from other divisions	9,848	7,488	30,350	17,758
Transfers to other divisions	(7,824)	(5,963)	(33,208)	(19,635)

Net increase (decrease) in net assets resulting from policy transactions	753	330	(10,592)	(7,289)

Net increase (decrease) in net assets	9,014	12,005	8,767	61,568

Net Assets:
Beginning of period	51,336	39,331	246,636	185,068

End of period	$60,350	$51,336	$255,403	$246,636

Units issued during the period	3,304	3,228	6,914	8,260
Units redeemed during the period	(3,043)	(3,212)	(9,629)	(10,665)

Net units issued (redeemed) during period	261	16	(2,715)	(2,405)

The Accompanying Notes are an Integral Part of the Financial Statements.	15

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$204	$440	$(131)	$1,186
Net realized gains (losses)	3,843	940	9,511	4,507
Net change in unrealized appreciation/(depreciation)	(3,135)	2,223	(9,904)	38,712

Net increase (decrease) in net assets resulting from operations	912	3,603	(524)	44,405

Policy Transactions:
Policyowners’ net payments	863	585	8,132	8,638
Policy loans, surrenders and death benefits	(587)	(410)	(9,054)	(8,717)
Mortality and other (net)	(339)	(208)	(3,385)	(3,495)
Transfers from other divisions	8,942	11,460	14,172	16,147
Transfers to other divisions	(6,362)	(4,417)	(19,575)	(16,164)

Net increase (decrease) in net assets resulting from policy transactions	2,517	7,010	(9,710)	(3,591)

Net increase (decrease) in net assets	3,429	10,613	(10,234)	40,814

Net Assets:
Beginning of period	16,819	6,206	184,787	143,973

End of period	$20,248	$16,819	$174,553	$184,787

Units issued during the period	4,295	6,483	5,119	7,449
Units redeemed during the period	(2,892)	(2,020)	(7,567)	(8,471)

Net units issued (redeemed) during period	1,403	4,463	(2,448)	(1,022)

	International Growth Division		Research International Core Division
	Year Ended December 31,2014	Year Ended December 31,2013	Year Ended December 31,2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$858	$885	$215	$(44)
Net realized gains (losses)	(636)	(650)	559	236
Net change in unrealized appreciation/(depreciation)	(4,954)	15,636	(2,302)	2,435

Net increase (decrease) in net assets resulting from operations	(4,732)	15,871	(1,528)	2,627

Policy Transactions:
Policyowners’ net payments	5,660	6,264	905	874
Policy loans, surrenders and death benefits	(4,599)	(5,244)	(1,050)	(196)
Mortality and other (net)	(1,984)	(1,942)	(390)	(316)
Transfers from other divisions	17,644	15,020	9,476	8,888
Transfers to other divisions	(19,217)	(14,779)	(5,722)	(4,941)

Net increase (decrease) in net assets resulting from policy transactions	(2,496)	(681)	3,219	4,309

Net increase (decrease) in net assets	(7,228)	15,190	1,691	6,936

Net Assets:
Beginning of period	98,031	82,841	19,169	12,233

End of period	$90,803	$98,031	$20,860	$19,169

Units issued during the period	7,159	7,831	5,563	6,065
Units redeemed during the period	(8,179)	(7,964)	(3,140)	(2,347)

Net units issued (redeemed) during period	(1,020)	(133)	2,423	3,718

The Accompanying Notes are an Integral Part of the Financial Statements.	16

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$8,444	$9,490	$76	$86
Net realized gains (losses)	46,611	5,177	205	407
Net change in unrealized appreciation/(depreciation)	(108,669)	88,525	(2,705)	(1,882)

Net increase (decrease) in net assets resulting from operations	(53,614)	103,192	(2,424)	(1,389)

Policy Transactions:
Policyowners’ net payments	27,749	29,876	1,734	2,064
Policy loans, surrenders and death benefits	(28,999)	(32,280)	(1,721)	(1,883)
Mortality and other (net)	(11,126)	(11,521)	(568)	(470)
Transfers from other divisions	79,349	55,104	16,865	19,420
Transfers to other divisions	(81,497)	(55,596)	(9,497)	(8,757)

Net increase (decrease) in net assets resulting from policy transactions	(14,524)	(14,417)	6,813	10,374

Net increase (decrease) in net assets	(68,138)	88,775	4,389	8,985

Net Assets:
Beginning of period	593,256	504,481	30,454	21,469

End of period	$525,118	$593,256	$34,843	$30,454

Units issued during the period	26,270	24,658	12,600	17,287
Units redeemed during the period	(29,614)	(28,508)	(6,703)	(7,400)

Net units issued (redeemed) during period	(3,344)	(3,850)	5,897	9,887

	Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$(516)	$(471)	$22	$(21)
Net realized gains (losses)	-	-	9	1
Net change in unrealized appreciation/(depreciation)	-	-	(46)	39

Net increase (decrease) in net assets resulting from operations	(516)	(471)	(15)	19

Policy Transactions:
Policyowners’ net payments	52,008	64,763	562	371
Policy loans, surrenders and death benefits	(25,101)	(27,725)	(876)	(715)
Mortality and other (net)	(5,089)	(5,466)	(239)	(187)
Transfers from other divisions	147,165	137,550	6,927	7,512
Transfers to other divisions	(172,809)	(168,425)	(3,549)	(3,378)

Net increase (decrease) in net assets resulting from policy transactions	(3,826)	697	2,825	3,603

Net increase (decrease) in net assets	(4,342)	226	2,810	3,622

Net Assets:
Beginning of period	170,166	169,940	10,582	6,960

End of period	$165,824	$170,166	$13,392	$10,582

Units issued during the period	80,985	82,988	5,788	6,713
Units redeemed during the period	(83,425)	(85,306)	(3,709)	(3,532)

Net units issued (redeemed) during period	(2,440)	(2,318)	2,079	3,181

The Accompanying Notes are an Integral Part of the Financial Statements.	17

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$4,002	$4,830	$88	$(28)
Net realized gains (losses)	1,331	5,751	(267)	(718)
Net change in unrealized appreciation/(depreciation)	7,009	(17,205)	1,340	(211)

Net increase (decrease) in net assets resulting from operations	12,342	(6,624)	1,161	(957)

Policy Transactions:
Policyowners’ net payments	13,249	14,540	169	410
Policy loans, surrenders and death benefits	(15,378)	(15,249)	(561)	(444)
Mortality and other (net)	(5,015)	(5,078)	(118)	(135)
Transfers from other divisions	141,385	104,940	4,423	3,693
Transfers to other divisions	(142,710)	(115,861)	(3,006)	(5,624)

Net increase (decrease) in net assets resulting from policy transactions	(8,469)	(16,708)	907	(2,100)

Net increase (decrease) in net assets	3,873	(23,332)	2,068	(3,057)

Net Assets:
Beginning of period	244,742	268,074	4,876	7,933

End of period	$248,615	$244,742	$6,944	$4,876

Units issued during the period	11,439	13,625	3,636	3,165
Units redeemed during the period	(14,176)	(19,051)	(2,891)	(3,839)

Net units issued (redeemed) during period	(2,737)	(5,426)	745	(674)

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$12	$69	$5,045	$5,475
Net realized gains (losses)	(190)	79	839	1,291
Net change in unrealized appreciation/(depreciation)	415	(1,087)	(5,047)	(1,181)

Net increase (decrease) in net assets resulting from operations	237	(939)	837	5,585

Policy Transactions:
Policyowners’ net payments	331	362	5,119	5,387
Policy loans, surrenders and death benefits	(554)	(581)	(5,438)	(6,064)
Mortality and other (net)	(168)	(203)	(2,233)	(2,185)
Transfers from other divisions	4,580	6,912	22,054	17,601
Transfers to other divisions	(4,455)	(7,633)	(21,223)	(19,556)

Net increase (decrease) in net assets resulting from policy transactions	(266)	(1,143)	(1,721)	(4,817)

Net increase (decrease) in net assets	(29)	(2,082)	(884)	768

Net Assets:
Beginning of period	8,588	10,670	107,038	106,270

End of period	$8,559	$8,588	$106,154	$107,038

Units issued during the period	2,743	3,546	4,029	4,777
Units redeemed during the period	(3,104)	(4,629)	(4,473)	(5,884)

Net units issued (redeemed) during period	(361)	(1,083)	(444)	(1,107)

The Accompanying Notes are an Integral Part of the Financial Statements.	18

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$554	$682	$6,595	$10,036
Net realized gains (losses)	141	430	25,723	11,919
Net change in unrealized appreciation/(depreciation)	(116)	(1,610)	(14,678)	15,646

Net increase (decrease) in net assets resulting from operations	579	(498)	17,640	37,601

Policy Transactions:
Policyowners’ net payments	1,133	1,197	15,639	16,344
Policy loans, surrenders and death benefits	(1,196)	(1,082)	(18,704)	(23,536)
Mortality and other (net)	(490)	(443)	(8,527)	(8,291)
Transfers from other divisions	7,315	11,363	96,430	56,503
Transfers to other divisions	(2,915)	(7,491)	(96,270)	(55,676)

Net increase (decrease) in net assets resulting from policy transactions	3,847	3,544	(11,432)	(14,656)

Net increase (decrease) in net assets	4,426	3,046	6,208	22,945

Net Assets:
Beginning of period	21,918	18,872	354,026	331,081

End of period	$26,344	$21,918	$360,234	$354,026

Units issued during the period	6,278	10,007	6,850	7,120
Units redeemed during the period	(3,523)	(7,378)	(7,513)	(9,043)

Net units issued (redeemed) during period	2,755	2,629	(663)	(1,923)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$819	$1,217	$(697)	$(212)
Net realized gains (losses)	4,634	98	5,502	19,927
Net change in unrealized appreciation/(depreciation)	(3,302)	4,990	4,538	24,808

Net increase (decrease) in net assets resulting from operations	2,151	6,305	9,343	44,523

Policy Transactions:
Policyowners’ net payments	2,317	2,050	8,187	8,242
Policy loans, surrenders and death benefits	(3,446)	(2,883)	(8,634)	(7,592)
Mortality and other (net)	(1,076)	(998)	(3,449)	(3,211)
Transfers from other divisions	5,593	2,953	23,763	18,005
Transfers to other divisions	(3,034)	(2,166)	(23,345)	(18,902)

Net increase (decrease) in net assets resulting from policy transactions	354	(1,044)	(3,478)	(3,458)

Net increase (decrease) in net assets	2,505	5,261	5,865	41,065

Net Assets:
Beginning of period	44,834	39,573	169,449	128,384

End of period	$47,339	$44,834	$175,314	$169,449

Units issued during the period	3,856	3,078	4,874	5,829
Units redeemed during the period	(3,257)	(3,864)	(5,743)	(6,607)

Net units issued (redeemed) during period	599	(786)	(869)	(778)

The Accompanying Notes are an Integral Part of the Financial Statements.	19

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$126	$129	$(1)	$13
Net realized gains (losses)	2,383	878	351	150
Net change in unrealized appreciation/(depreciation)	1,090	5,939	66	738

Net increase (decrease) in net assets resulting from operations	3,599	6,946	416	901

Policy Transactions:
Policyowners’ net payments	1,314	1,438	212	145
Policy loans, surrenders and death benefits	(1,620)	(805)	(260)	(264)
Mortality and other (net)	(623)	(464)	(83)	(58)
Transfers from other divisions	14,008	13,079	1,721	3,541
Transfers to other divisions	(10,466)	(8,883)	(2,064)	(1,300)

Net increase (decrease) in net assets resulting from policy transactions	2,613	4,365	(474)	2,064

Net increase (decrease) in net assets	6,212	11,311	(58)	2,965

Net Assets:
Beginning of period	31,545	20,234	4,648	1,683

End of period	$37,757	$31,545	$4,590	$4,648

Units issued during the period	6,279	7,574	721	1,645
Units redeemed during the period	(4,977)	(4,208)	(729)	(483)

Net units issued (redeemed) during period	1,302	3,366	(8)	1,162

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$1,556	$1,459	$(180)	$10
Net realized gains (losses)	34,288	16,263	11,795	8,774
Net change in unrealized appreciation/(depreciation)	(13,926)	32,859	(10,588)	22,279

Net increase (decrease) in net assets resulting from operations	21,918	50,581	1,027	31,063

Policy Transactions:
Policyowners’ net payments	8,630	9,168	4,861	4,980
Policy loans, surrenders and death benefits	(12,629)	(12,936)	(5,309)	(6,040)
Mortality and other (net)	(4,081)	(3,942)	(2,109)	(2,093)
Transfers from other divisions	11,926	8,571	10,675	8,683
Transfers to other divisions	(13,990)	(11,935)	(13,697)	(8,074)

Net increase (decrease) in net assets resulting from policy transactions	(10,144)	(11,074)	(5,579)	(2,544)

Net increase (decrease) in net assets	11,774	39,507	(4,552)	28,519

Net Assets:
Beginning of period	201,588	162,081	109,257	80,738

End of period	$213,362	$201,588	$104,705	$109,257

Units issued during the period	10,643	12,565	4,270	5,419
Units redeemed during the period	(15,679)	(19,240)	(6,216)	(6,849)

Net units issued (redeemed) during period	(5,036)	(6,675)	(1,946)	(1,430)

The Accompanying Notes are an Integral Part of the Financial Statements.	20

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$2,000	$1,936	$998	$968
Net realized gains (losses)	966	306	1,994	1,375
Net change in unrealized appreciation/(depreciation)	(9,202)	21,730	1,207	(3,998)

Net increase (decrease) in net assets resulting from operations	(6,236)	23,972	4,199	(1,655)

Policy Transactions:
Policyowners’ net payments	6,830	7,255	4,153	4,661
Policy loans, surrenders and death benefits	(7,968)	(8,105)	(6,576)	(8,529)
Mortality and other (net)	(2,611)	(2,626)	(1,855)	(1,898)
Transfers from other divisions	13,509	9,902	27,291	20,129
Transfers to other divisions	(16,209)	(11,904)	(26,330)	(26,632)

Net increase (decrease) in net assets resulting from policy transactions	(6,449)	(5,478)	(3,317)	(12,269)

Net increase (decrease) in net assets	(12,685)	18,494	882	(13,924)

Net Assets:
Beginning of period	134,161	115,667	86,009	99,933

End of period	$121,476	$134,161	$86,891	$86,009

Units issued during the period	7,389	8,807	5,632	6,210
Units redeemed during the period	(9,611)	(11,348)	(6,927)	(9,484)

Net units issued (redeemed) during period	(2,222)	(2,541)	(1,295)	(3,274)

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$4,784	$5,671	$74	$27
Net realized gains (losses)	8,745	6,143	99	92
Net change in unrealized appreciation/(depreciation)	8,524	(6,967)	(60)	9

Net increase (decrease) in net assets resulting from operations	22,053	4,847	113	128

Policy Transactions:
Policyowners’ net payments	8,395	9,046	130	78
Policy loans, surrenders and death benefits	(9,064)	(9,485)	(344)	(13)
Mortality and other (net)	(3,414)	(3,214)	(61)	(35)
Transfers from other divisions	26,051	26,695	2,416	1,188
Transfers to other divisions	(25,918)	(23,189)	(1,078)	(1,334)

Net increase (decrease) in net assets resulting from policy transactions	(3,950)	(147)	1,063	(116)

Net increase (decrease) in net assets	18,103	4,700	1,176	12

Net Assets:
Beginning of period	157,271	152,571	2,151	2,139

End of period	$175,374	$157,271	$3,327	$2,151

Units issued during the period	5,216	6,665	1,288	868
Units redeemed during the period	(5,822)	(6,714)	(875)	(857)

Net units issued (redeemed) during period	(606)	(49)	413	11

The Accompanying Notes are an Integral Part of the Financial Statements.	21

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$412	$226	$495	$272
Net realized gains (losses)	677	465	727	320
Net change in unrealized appreciation/(depreciation)	(489)	706	(624)	1,551

Net increase (decrease) in net assets resulting from operations	600	1,397	598	2,143

Policy Transactions:
Policyowners’ net payments	606	487	945	784
Policy loans, surrenders and death benefits	(551)	(1,053)	(520)	(1,411)
Mortality and other (net)	(327)	(257)	(416)	(350)
Transfers from other divisions	3,729	6,035	3,850	5,316
Transfers to other divisions	(1,666)	(1,556)	(1,067)	(1,091)

Net increase (decrease) in net assets resulting from policy transactions	1,791	3,656	2,792	3,248

Net increase (decrease) in net assets	2,391	5,053	3,390	5,391

Net Assets:
Beginning of period	14,726	9,673	16,736	11,345

End of period	$17,117	$14,726	$20,126	$16,736

Units issued during the period	3,484	4,776	3,362	4,260
Units redeemed during the period	(1,773)	(1,999)	(1,578)	(1,823)

Net units issued (redeemed) during period	1,711	2,777	1,784	2,437

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Period November 15 to December 31, 2013

Operations:
Net investment income (loss)	$247	$153	$(55)	$(6)
Net realized gains (losses)	238	120	73	1
Net change in unrealized appreciation/(depreciation)	(229)	954	(3,407)	259

Net increase (decrease) in net assets resulting from operations	256	1,227	(3,389)	254

Policy Transactions:
Policyowners’ net payments	504	439	1,235	146
Policy loans, surrenders and death benefits	(337)	235	(858)	21
Mortality and other (net)	(153)	(133)	(322)	(33)
Transfers from other divisions	320	1,755	10,338	15,625
Transfers to other divisions	(52)	(670)	(6,635)	(448)

Net increase (decrease) in net assets resulting from policy transactions	282	1,626	3,758	15,311

Net increase (decrease) in net assets	538	2,853	369	15,565

Net Assets:
Beginning of period	8,224	5,371	15,565	-

End of period	$8,762	$8,224	$15,934	$15,565

Units issued during the period	631	2,161	1,557	2,038
Units redeemed during the period	(423)	(746)	(1,072)	(75)

Net units issued (redeemed) during period	208	1,415	485	1,963

The Accompanying Notes are an Integral Part of the Financial Statements.	22

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2014

1.	Organization

Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements and footnotes of the Divisions. Each Division of the account indirectly bears exposure to the market credit and liquidity risks of the Portfolio in which it invests.

New sales of the Policies which invest in the Account were discontinued for Variable CompLife, Variable Executive Life, and Variable Joint Life policies in 2008, Variable Life was discontinued in 1995. However, premium payments made by policy owners existing at that date will continue to be recorded by the Account.

On September 18, 2013, the Securities Exchange Commission approved an application from Northwestern Mutual on behalf of the Account permitting Northwestern Mutual to automatically transfer all remaining policy values in the Northwestern Mutual Commodities Return Strategy Division to the Credit Suisse Trust Commodity Return Strategy Division. The transfer was executed on November 15, 2013 and is included in the Statement of Changes in Net Assets as part of the transfers from other divisions or sponsor line item. Additionally, Northwestern Mutual will periodically reimburse policyowners for the additional operating expenses of the Credit Suisse Trust Commodity Return Strategy Division. Refer to note 4 - Expenses and Related Party Transactions footnote.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2014, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

23

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2014

2.	Significant Accounting Policies (continued)

D.	Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification.

E.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Currently, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

E.	Premium Payments – For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2014 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$55,464	$ 31,124
Focused Appreciation	19,717	12,105
Large Cap Core Stock	37,711	22,048
Large Cap Blend	2,757	1,303
Index 500 Stock	92,649	83,060
Large Company Value	5,192	1,970
Domestic Equity	14,668	16,794
Equity Income	15,161	13,664
Mid Cap Growth Stock	106,630	38,010
Index 400 Stock	31,691	29,843
Mid Cap Value	12,727	7,082
Small Cap Growth Stock	40,851	25,017
Index 600 Stock	9,918	4,030
Small Cap Value	13,896	19,168
International Growth	9,757	11,391
Research International Core	6,258	2,697
International Equity	79,250	46,780
Emerging Markets Equity	11,024	4,143
Money Market	70,081	73,901
Short-Term Bond	6,783	3,937
Select Bond	29,006	33,398
Long-Term U.S. Government Bond	4,571	3,582
Inflation Protection	3,021	3,189
High Yield Bond	14,694	11,377
Multi-Sector Bond	7,817	3,414
Balanced	56,956	33,870

24

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2014

3.	Purchases and Sales of Investments (continued)

Division	Purchases	Sales
Asset Allocation	$11,992	$ 6,639
Fidelity VIP Mid Cap	16,467	16,626
Fidelity VIP Contrafund	9,140	5,652
Neuberger Berman AMT Socially Responsive	1,071	1,545
Russell Multi-Style Equity	40,600	21,122
Russell Aggressive Equity	17,084	12,976
Russell Non-U.S.	10,617	15,083
Russell Core Bond	12,137	12,771
Russell Global Real Estate Securities	25,936	17,744
Russell LifePoints Moderate Strategy	2,678	1,500
Russell LifePoints Balanced Strategy	5,533	3,033
Russell LifePoints Growth Strategy	5,751	1,998
Russell LifePoints Equity Growth Strategy	1,149	479
Credit Suisse Trust Commodity Return Strategy	7,174	3,475

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and expense risk charges in the accompanying financial statements.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.48% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.05% thereafter for policies with the Cash Value Amendment, or 0.03% thereafter for the policies without the Cash Value Amendment. A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies, and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies, this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies, the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

25

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2014

4.	Expenses and Related Party Transactions (continued)

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies, as well as the noted additional mortality costs and other deductions for each of the products are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

The net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio are limited to 1.05% of average net assets through November 15, 2015 by Credit Suisse Trust and Credit Suisse Asset Management, LLC. Pursuant to the substitution order of the Securities and Exchange Commission, effective November 15, 2013 through November 15, 2015, Northwestern Mutual will periodically reimburse policyowners to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceed that of the fee waiver agreement of 0.95% of the Northwestern Mutual Commodities Return Strategy Portfolio which was in place at the time of the substitution.

26

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2014

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)		Total Return, Lowest to Highest(1)
Growth Stock
Year Ended 12/31/14	85,738	$3.949121	to	$54.488126	$386,925	0.59%	0.00%	to 0.55%	8.43%	to	9.02%
Year Ended 12/31/13	88,857	3.638539	to	49.977915	368,165	0.68	0.00	to 0.55	35.12	to	35.86
Year Ended 12/31/12	92,840	2.690097	to	36.785012	284,588	0.57	0.00	to 0.55	12.32	to	12.94
Year Ended 12/31/11	97,893	2.392591	to	32.569595	269,305	0.78	0.00	to 0.55	(1.84)	to	(1.30)
Year Ended 12/31/10	101,987	2.434967	to	32.998214	288,701	0.82	0.00	to 0.55	11.76	to	12.37
Focused Appreciation
Year Ended 12/31/14	34,391	$3.141534	to	$33.238141	$122,795	0.02%	0.00%	to 0.55%	8.84%	to	9.43%
Year Ended 12/31/13	35,292	2.883615	to	30.372615	116,386	0.48	0.00	to 0.55	28.30	to	29.01
Year Ended 12/31/12	36,929	2.245328	to	23.543734	96,087	0.27	0.00	to 0.55	19.48	to	20.14
Year Ended 12/31/11	39,237	1.877354	to	19.596705	85,938	0.18	0.00	to 0.55	(6.61)	to	(6.10)
Year Ended 12/31/10	41,221	2.008299	to	20.869750	97,863	0.00	0.00	to 0.55	8.73	to	9.33
Large Cap Core Stock
Year Ended 12/31/14	69,294	$2.981972	to	$40.759702	$244,043	1.49%	0.00%	to 0.55%	7.97%	to	8.56%
Year Ended 12/31/13	71,653	2.759081	to	37.544148	233,882	1.15	0.00	to 0.55	27.88	to	28.58
Year Ended 12/31/12	75,256	2.155410	to	29.198468	191,903	1.20	0.00	to 0.55	11.02	to	11.63
Year Ended 12/31/11	78,553	1.939589	to	26.156583	182,605	1.14	0.00	to 0.55	(1.75)	to	(1.21)
Year Ended 12/31/10	80,904	1.972165	to	26.477036	192,996	1.20	0.00	to 0.55	12.29	to	12.91
Large Cap Blend
Year Ended 12/31/14	4,680	$1.577743	to	$13.487127	$8,192	0.04%	0.00%	to 0.55%	11.96%	to	12.58%
Year Ended 12/31/13	3,877	1.407785	to	11.980322	6,157	0.99	0.00	to 0.55	30.14	to	30.86
Year Ended 12/31/12	3,025	1.080633	to	9.155103	3,615	0.92	0.00	to 0.55	14.57	to	15.20
Period Ended 12/31/11 (2)	3,204	0.942304	to	7.947227	3,113	2.05	0.00	to 0.55	(5.82)	to	(5.56)
Index 500 Stock
Year Ended 12/31/14	200,831	$4.519180	to	$103.583087	$1,122,395	1.60%	0.00%	to 0.55%	12.84%	to	13.46%
Year Ended 12/31/13	203,612	4.001083	to	91.297175	1,008,802	1.82	0.00	to 0.55	31.33	to	32.05
Year Ended 12/31/12	207,627	3.043500	to	69.136117	785,534	1.77	0.00	to 0.55	15.12	to	15.76
Year Ended 12/31/11	214,351	2.641136	to	59.726031	713,800	1.66	0.00	to 0.55	1.39	to	1.95
Year Ended 12/31/10	220,539	2.602259	to	58.583796	730,891	2.02	0.00	to 0.55	14.27	to	14.89
Large Company Value
Year Ended 12/31/14	6,169	$1.648404	to	$13.865219	$11,466	0.00%	0.00%	to 0.55%	12.41%	to	13.03%
Year Ended 12/31/13	4,244	1.464939	to	12.266796	7,585	1.75	0.00	to 0.55	30.57	to	31.29
Year Ended 12/31/12	2,300	1.120811	to	9.343226	3,112	1.90	0.00	to 0.55	15.83	to	16.47
Period Ended 12/31/11 (2)	2,622	0.966635	to	8.021755	2,593	4.57	0.00	to 0.55	(3.38)	to	(3.12)
Domestic Equity
Year Ended 12/31/14	76,044	$2.146602	to	$22.950784	$190,774	1.70%	0.00%	to 0.55%	13.25%	to	13.87%
Year Ended 12/31/13	77,733	1.893569	to	20.154766	172,457	1.68	0.00	to 0.55	33.29	to	34.03
Year Ended 12/31/12	80,040	1.419182	to	15.037814	134,628	2.16	0.00	to 0.55	13.72	to	14.35
Year Ended 12/31/11	88,764	1.246743	to	13.151218	131,130	2.09	0.00	to 0.55	0.36	to	0.91
Year Ended 12/31/10	90,355	1.241092	to	13.033112	134,632	2.28	0.00	to 0.55	13.99	to	14.62
Equity Income
Year Ended 12/31/14	40,696	$2.579506	to	$27.291728	$123,149	1.23%	0.00%	to 0.55%	6.84%	to	7.43%
Year Ended 12/31/13	41,567	2.411872	to	25.403806	118,079	1.36	0.00	to 0.55	29.23	to	29.94
Year Ended 12/31/12	41,046	1.864547	to	19.550985	90,300	1.53	0.00	to 0.55	16.59	to	17.23
Year Ended 12/31/11	40,660	1.597678	to	16.677245	76,853	1.50	0.00	to 0.55	(1.46)	to	(0.92)
Year Ended 12/31/10	38,980	1.619759	to	16.832155	73,840	1.70	0.00	to 0.55	14.70	to	15.33

Mid Cap Growth Stock
Year Ended 12/31/14	104,691	$3.689747	to	$102.693582	$465,306	0.36%	0.00%	to 0.55%	7.90%	to	8.49%
Year Ended 12/31/13	108,936	3.416219	to	94.654719	448,921	0.31	0.00	to 0.55	24.85	to	25.53
Year Ended 12/31/12	113,740	2.733618	to	75.402575	374,598	0.12	0.00	to 0.55	11.35	to	11.97
Year Ended 12/31/11	121,498	2.452507	to	67.344023	358,497	0.23	0.00	to 0.55	(6.69)	to	(6.18)
Year Ended 12/31/10	127,814	2.625759	to	71.778944	404,074	0.28	0.00	to 0.55	23.18	to	23.86

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Divisions commenced operations on June 30, 2011.

27

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)		Total Return, Lowest to Highest(1)
Index 400 Stock
Year Ended 12/31/14	68,204	$3.817251	to	$43.598907	$290,596	0.98%	0.00%	to 0.55%	8.82%	to	9.42%
Year Ended 12/31/13	71,379	3.504450	to	39.846886	279,413	1.06	0.00	to 0.55	32.44	to	33.16
Year Ended 12/31/12	72,346	2.643527	to	29.923387	213,744	0.91	0.00	to 0.55	17.00	to	17.64
Year Ended 12/31/11	77,580	2.257202	to	25.435391	195,635	0.86	0.00	to 0.55	(2.46)	to	(1.92)
Year Ended 12/31/10	80,664	2.311836	to	25.934506	208,521	1.09	0.00	to 0.55	25.60	to	26.29
Mid Cap Value
Year Ended 12/31/14	17,454	$3.042400	to	$32.189353	$60,350	0.99%	0.00%	to 0.55%	16.05%	to	16.69%
Year Ended 12/31/13	17,193	2.618947	to	27.585004	51,336	0.96	0.00	to 0.55	29.53	to	30.24
Year Ended 12/31/12	17,177	2.019864	to	21.179677	39,331	1.34	0.00	to 0.55	15.93	to	16.57
Year Ended 12/31/11	18,430	1.740555	to	18.168731	37,334	1.74	0.00	to 0.55	(1.15)	to	(0.61)
Year Ended 12/31/10	19,018	1.759035	to	18.279525	39,839	1.41	0.00	to 0.55	19.27	to	19.93
Small Cap Growth Stock
Year Ended 12/31/14	63,835	$3.633783	to	$47.561777	$255,403	0.00%	0.00%	to 0.55%	8.06%	to	8.66%
Year Ended 12/31/13	66,550	3.359376	to	43.773190	246,636	0.49	0.00	to 0.55	37.84	to	38.60
Year Ended 12/31/12	68,955	2.434726	to	31.582975	185,068	0.00	0.00	to 0.55	8.88	to	9.48
Year Ended 12/31/11	74,363	2.233915	to	28.847575	183,624	0.35	0.00	to 0.55	(3.31)	to	(2.78)
Year Ended 12/31/10	78,328	2.308077	to	29.671998	201,112	0.75	0.00	to 0.55	25.16	to	25.85
Index 600 Stock
Year Ended 12/31/14	10,776	$1.587514	to	$17.638780	$20,248	1.53%	0.00%	to 0.55%	4.76%	to	5.34%
Year Ended 12/31/13	9,373	1.513818	to	16.744685	16,819	4.29	0.00	to 0.55	39.90	to	40.67
Year Ended 12/31/12	4,910	1.081019	to	11.903891	6,206	3.11	0.00	to 0.55	15.16	to	15.80
Period Ended 12/31/11 (2)	1,384	0.937768	to	10.280016	1,719	2.07	0.00	to 0.55	(6.27)	to	(6.01)
Small Cap Value
Year Ended 12/31/14	47,518	$3.191481	to	$34.121874	$174,553	0.36%	0.00%	to 0.55%	(0.33)%	to	0.22%
Year Ended 12/31/13	49,966	3.198795	to	34.046809	184,787	1.14	0.00	to 0.55	31.04	to	31.76
Year Ended 12/31/12	50,988	2.438620	to	25.839588	143,973	0.37	0.00	to 0.55	15.69	to	16.33
Year Ended 12/31/11	55,277	2.105813	to	22.212770	134,980	0.60	0.00	to 0.55	(1.90)	to	(1.36)
Year Ended 12/31/10	57,649	2.144514	to	22.519799	144,009	1.09	0.00	to 0.55	21.28	to	21.95
International Growth
Year Ended 12/31/14	43,639	$1.832844	to	$19.596007	$90,803	1.30%	0.00%	to 0.55%	(5.04)%	to	(4.52)%
Year Ended 12/31/13	44,659	1.928280	to	20.524033	98,031	1.40	0.00	to 0.55	19.15	to	19.81
Year Ended 12/31/12	44,792	1.616718	to	17.130842	82,841	1.33	0.00	to 0.55	17.34	to	17.99
Year Ended 12/31/11	48,394	1.376437	to	14.519220	76,140	1.13	0.00	to 0.55	(13.64)	to	(13.17)
Year Ended 12/31/10	49,762	1.592294	to	16.720938	94,974	0.92	0.00	to 0.55	15.79	to	16.43
Research International Core
Year Ended 12/31/13	16,529	$1.071981	to	$10.212438	$20,860	1.45%	0.00%	to 0.55%	(7.22)%	to	(6.71)%
Year Ended 12/31/13	14,106	1.154295	to	10.947312	19,169	0.13	0.00	to 0.55	18.27	to	18.92
Year Ended 12/31/12	10,388	0.975017	to	9.205651	12,233	1.72	0.00	to 0.55	16.12	to	16.76
Period Ended 12/31/11 (2)	3,559	0.838851	to	7.884380	3,688	4.07	0.00	to 0.55	(16.16)	to	(15.93)
International Equity
Year Ended 12/31/14	139,819	$3.229216	to	$4.952849	$525,118	1.91%	0.00%	to 0.55%	(9.30)%	to	(8.80)%
Year Ended 12/31/13	143,163	3.556947	to	5.431053	593,256	2.19	0.00	to 0.55	20.71	to	21.38
Year Ended 12/31/12	147,013	2.943691	to	4.474566	504,481	2.59	0.00	to 0.55	20.85	to	21.52
Year Ended 12/31/11	154,709	2.433405	to	3.682261	438,760	2.10	0.00	to 0.55	(10.59)	to	(10.10)
Year Ended 12/31/10	159,931	2.718891	to	4.095847	508,723	3.01	0.00	to 0.55	7.08	to	7.67
Emerging Markets Equity
Year Ended 12/31/14	34,924	$0.849119	to	$10.109813	$34,843	0.63%	0.00%	to 0.55%	(6.76)%	to	(6.25)%
Year Ended 12/31/13	29,027	0.909813	to	10.783888	30,454	0.75	0.00	to 0.55	(5.67)	to	(5.15)
Year Ended 12/31/12	19,140	0.963548	to	11.369632	21,469	0.15	0.00	to 0.55	18.18	to	18.83
Period Ended 12/31/11 (2)	7,995	0.814525	to	9.567929	7,498	2.54	0.00	to 0.55	(18.59)	to	(18.36)
Money Market
Year Ended 12/31/14	79,806	$1.538686	to	$41.568533	$165,824	0.07%	0.00%	to 0.55%	(0.48)%	to	0.07%
Year Ended 12/31/13	82,246	1.544536	to	41.539003	170,166	0.10	0.00	to 0.55	(0.45)	to	0.10
Year Ended 12/31/12	84,564	1.549943	to	41.497953	169,940	0.14	0.00	to 0.55	(0.41)	to	0.15
Year Ended 12/31/11	85,415	1.554696	to	41.437528	166,908	0.14	0.00	to 0.55	(0.41)	to	0.14
Year Ended 12/31/10	86,934	1.559508	to	41.380226	169,116	0.29	0.00	to 0.55	(0.25)	to	0.29

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Divisions commenced operations on June 30, 2011.

28

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)		Total Return, Lowest to Highest(1)
Short-Term Bond
Year Ended 12/31/14	11,155	$1.010036	to	$12.188479	$13,392	0.60%	0.00%	to 0.55%	(0.17)%	to	0.385%
Year Ended 12/31/13	9,076	1.010673	to	12.142453	10,582	0.17	0.00	to 0.55	0.00 (4)	to	0.55
Year Ended 12/31/12	5,895	1.009629	to	12.076410	6,960	1.43	0.00	to 0.55	1.51	to	2.07
Period Ended 12/31/11 (2)	3,159	0.993622	to	11.832025	3,681	4.36	0.00	to 0.55	(0.69)	to	(0.42)
Select Bond
Year Ended 12/31/14	70,799	$2.671248	to	$211.428447	$248,615	2.02%	0.00%	to 0.55%	4.99%	to	5.56%
Year Ended 12/31/13	73,536	2.541856	to	200.286369	244,742	2.31	0.00	to 0.55	(2.69)	to	(2.16)
Year Ended 12/31/12	78,962	2.609587	to	204.702189	268,074	2.69	0.00	to 0.55	4.39	to	4.96
Year Ended 12/31/11	77,091	2.497424	to	195.021673	251,418	3.32	0.00	to 0.55	6.58	to	7.16
Year Ended 12/31/10	78,164	2.341027	to	181.992325	238,805	3.75	0.00	to 0.55	6.00	to	6.59
Long-Term U.S Government Bond
Year Ended 12/31/14	4,722	$1.371509	to	$19.181310	$6,944	2.01%	0.00%	to 0.55%	23.05%	to	23.73%
Year Ended 12/31/13	3,977	1.113443	to	15.502339	4,876	0.02	0.00	to 0.55	(13.75)	to	(13.27)
Year Ended 12/31/12	4,651	1.289646	to	17.875038	7,933	1.85	0.00	to 0.55	3.18	to	3.75
Period Ended 12/31/11 (2)	3,537	1.248644	to	17.228764	6,776	8.82	0.00	to 0.55	24.80	to	25.15
Inflation Protection
Year Ended 12/31/14	6,336	$1.065002	to	$13.899486	$8,559	1.08%	0.00%	to 0.55%	2.57%	to	3.14%
Year Ended 12/31/13	6,697	1.037245	to	13.476716	8,588	1.08	0.00	to 0.55	(8.83)	to	(8.33)
Year Ended 12/31/12	7,780	1.136621	to	14.701699	10,670	2.68	0.00	to 0.55	6.76	to	7.35
Period Ended 12/31/11 (2)	3,641	1.063572	to	13.694886	4,815	0.03	0.00	to 0.55	6.30	to	6.60
High Yield Bond
Year Ended 12/31/14	27,230	$3.335950	to	$43.976216	$106,154	5.04%	0.00%	to 0.55%	0.62%	to	1.18%
Year Ended 12/31/13	27,674	3.312039	to	43.465300	107,038	5.57	0.00	to 0.55	5.26	to	5.84
Year Ended 12/31/12	28,781	3.143457	to	41.068270	106,270	6.24	0.00	to 0.55	13.26	to	13.89
Year Ended 12/31/11	29,124	2.772582	to	36.059875	94,728	6.97	0.00	to 0.55	4.02	to	4.59
Year Ended 12/31/10	29,475	2.662698	to	34.475967	92,381	7.13	0.00	to 0.55	13.93	to	14.56
Multi-Sector Bond
Year Ended 12/31/14	20,081	$1.169486	to	$15.951947	$26,344	2.65%	0.00%	to 0.55%	2.68%	to	3.25%
Year Ended 12/31/13	17,326	1.137785	to	15.449941	21,918	3.56	0.00	to 0.55	(2.12)	to	(1.58)
Year Ended 12/31/12	14,697	1.161278	to	15.698283	18,872	0.46	0.00	to 0.55	14.31	to	14.94
Period Ended 12/31/11 (2)	4,150	1.014872	to	13.657358	4,850	16.21	0.00	to 0.55	1.44	to	1.71
Balanced
Year Ended 12/31/14	54,744	$3.329658	to	$181.830315	$360,234	2.31%	0.00%	to 0.55%	4.99%	to	5.56%
Year Ended 12/31/13	55,407	3.168393	to	172.248875	354,026	3.38	0.00	to 0.55	11.47	to	12.08
Year Ended 12/31/12	57,330	2.839508	to	153.677764	331,081	0.23	0.00	to 0.55	9.09	to	9.69
Year Ended 12/31/11	61,456	2.600265	to	140.096515	318,825	2.75	0.00	to 0.55	1.55	to	2.11
Year Ended 12/31/10	63,195	2.557927	to	137.200077	323,249	2.12	0.00	to 0.55	11.34	to	11.96
Asset Allocation
Year Ended 12/31/14	19,933	$1.916252	to	$20.487411	$47,339	2.15%	0.00%	to 0.55%	4.57%	to	5.15%
Year Ended 12/31/13	19,334	1.830603	to	19.484028	44,834	3.32	0.00	to 0.55	16.03	to	16.67
Year Ended 12/31/12	20,120	1.576122	to	16.700324	39,573	0.23	0.00	to 0.55	10.41	to	11.02
Year Ended 12/31/11	22,441	1.426114	to	15.042893	39,577	2.41	0.00	to 0.55	(0.62)	to	(0.08)
Year Ended 12/31/10	22,865	1.433617	to	15.054442	40,860	2.92	0.00	to 0.55	12.39	to	13.01
Fidelity VIP Mid Cap
Year Ended 12/31/14	36,665	$4.048702	to	$42.835362	$175,314	0.02%	0.00%	to 0.55%	5.45%	to	6.03%
Year Ended 12/31/13	37,534	3.835558	to	40.398542	169,449	0.28	0.00	to 0.55	35.13	to	35.87
Year Ended 12/31/12	38,312	2.835677	to	29.733518	128,384	0.39	0.00	to 0.55	13.93	to	14.56
Year Ended 12/31/11	40,656	2.486413	to	25.953961	120,934	0.02	0.00	to 0.55	(11.34)	to	(10.85)
Year Ended 12/31/10	41,434	2.801620	to	29.113348	140,666	0.13	0.00	to 0.55	27.87	to	28.57
Fidelity VIP Contrafund
Year Ended 12/31/14	21,021	$1.547371	to	$16.754369	$37,757	0.78%	0.00%	to 0.55%	11.04%	to	11.65%
Year Ended 12/31/13	19,719	1.392090	to	15.005573	31,545	0.90	0.00	to 0.55	30.24	to	30.95
Year Ended 12/31/12	16,353	1.067828	to	11.458810	20,234	1.49	0.00	to 0.55	15.50	to	16.14
Period Ended 12/31/11 (2)	5,922	0.923581	to	9.866342	6,530	2.81	0.00	to 0.55	(7.69)	to	(7.43)

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Divisions commenced operations on June 30, 2011.
(4)	Ratio is less than 0.005%.

29

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)		Total Return, Lowest to Highest(1)
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/14	2,395	$1.513495	to	$16.275087	$4,590	0.37%	0.00%	to 0.55%	9.78%	to	10.38%
Year Ended 12/31/13	2,403	1.377320	to	14.744385	4,648	0.79	0.00	to 0.55	36.85	to	37.60
Year Ended 12/31/12	1,241	1.005443	to	10.715212	1,683	0.25	0.00	to 0.55	10.37	to	10.98
Period Ended 12/31/11 (2)	606	0.910063	to	9.655117	688	0.90	0.00	to 0.55	(9.04)	to	(8.79)
Russell Multi-Style Equity
Year Ended 12/31/14	114,307	$1.621079	to	$18.071559	$213,362	1.16%	0.00%	to 0.55%	11.09%	to	11.70%
Year Ended 12/31/13	119,343	1.457823	to	16.178812	201,588	1.21	0.00	to 0.55	32.19	to	32.92
Year Ended 12/31/12	126,018	1.101694	to	12.171877	162,081	1.12	0.00	to 0.55	15.05	to	15.69
Year Ended 12/31/11	139,483	0.956587	to	10.521100	157,923	0.97	0.00	to 0.55	(2.08)	to	(1.55)
Year Ended 12/31/10	145,784	0.975990	to	10.686543	173,508	0.91	0.00	to 0.55	15.82	to	16.46
Russell Aggressive Equity
Year Ended 12/31/14	38,597	$2.373801	to	$27.141282	$104,705	0.25%	0.00%	to 0.55%	1.00%	to	1.56%
Year Ended 12/31/13	40,543	2.347887	to	26.724835	109,257	0.43	0.00	to 0.55	39.24	to	40.00
Year Ended 12/31/12	41,973	1.684569	to	19.088862	80,738	1.07	0.00	to 0.55	15.20	to	15.84
Year Ended 12/31/11	46,544	1.460862	to	16.479338	77,885	0.49	0.00	to 0.55	(4.72)	to	(4.20)
Year Ended 12/31/10	48,091	1.531783	to	17.202203	85,253	0.47	0.00	to 0.55	24.20	to	24.88
Russell Non-U.S.
Year Ended 12/31/14	63,654	$1.633987	to	$17.795979	$121,476	1.95%	0.00%	to 0.55%	(4.97)%	to	(4.45)%
Year Ended 12/31/13	65,876	1.717753	to	18.624500	134,161	2.00	0.00	to 0.55	21.24	to	21.91
Year Ended 12/31/12	68,417	1.415380	to	15.277391	115,667	1.77	0.00	to 0.55	19.16	to	19.81
Year Ended 12/31/11	74,999	1.186647	to	12.750860	107,050	1.66	0.00	to 0.55	(13.36)	to	(12.88)
Year Ended 12/31/10	77,992	1.368210	to	14.635995	131,861	0.93	0.00	to 0.55	10.81	to	11.42
Russell Core Bond
Year Ended 12/31/14	30,112	$2.180310	to	$23.281628	$86,891	1.55%	0.00%	to 0.55%	4.88%	to	5.45%
Year Ended 12/31/13	31,407	2.076847	to	22.077570	86,009	1.44	0.00	to 0.55	(1.99)	to	(1.45)
Year Ended 12/31/12	34,681	2.116915	to	22.402721	99,933	2.33	0.00	to 0.55	7.78	to	8.38
Year Ended 12/31/11	34,913	1.962151	to	20.671320	96,920	3.19	0.00	to 0.55	4.11	to	4.68
Year Ended 12/31/10	34,612	1.882787	to	19.746605	98,149	3.79	0.00	to 0.55	9.42	to	10.02
Russell Global Real Estate Securities
Year Ended 12/31/14	36,715	$4.188148	to	$44.660949	$175,374	3.26%	0.00%	to 0.55%	14.12%	to	14.75%
Year Ended 12/31/13	37,321	3.666253	to	38.920595	157,271	4.00	0.00	to 0.55	3.08	to	3.65
Year Ended 12/31/12	37,370	3.553123	to	37.550773	152,571	5.00	0.00	to 0.55	26.86	to	27.56
Year Ended 12/31/11	38,799	2.798128	to	29.438654	124,861	2.25	0.00	to 0.55	(7.56)	to	(7.05)
Year Ended 12/31/10	39,697	3.023867	to	31.671345	139,710	2.23	0.00	to 0.55	22.25	to	22.92
Russell LifePoints Moderate Strategy
Year Ended 12/31/14	1,929	$1.179226	to	$14.227181	$3,327	3.33%	0.00%	to 0.55%	4.28%	to	4.85%
Year Ended 12/31/13	1,516	1.129701	to	13.568584	2,151	1.69	0.00	to 0.55	6.20	to	6.79
Year Ended 12/31/12	1,505	1.062654	to	12.706153	2,139	3.29	0.00	to 0.55	10.46	to	11.07
Period Ended 12/31/11 (2)	320	0.961095	to	11.440046	332	3.14	0.00	to 0.55	(3.94)	to	(3.67)
Russell LifePoints Balanced Strategy
Year Ended 12/31/14	11,655	$1.222287	to	$13.866173	$17,117	2.98%	0.00%	to 0.55%	4.04%	to	4.61%
Year Ended 12/31/13	9,944	1.173673	to	13.255096	14,726	2.18	0.00	to 0.55	11.81	to	12.43
Year Ended 12/31/12	7,167	1.048620	to	11.789785	9,673	2.60	0.00	to 0.55	12.34	to	12.96
Period Ended 12/31/11 (2)	3,296	0.932549	to	10.437591	4,082	3.47	0.00	to 0.55	(6.79)	to	(6.53)
Russell LifePoints Growth Strategy
Year Ended 12/31/14	13,525	$1.235139	to	$13.064429	$20,126	3.03%	0.00%	to 0.55%	3.19%	to	3.76%
Year Ended 12/31/13	11,741	1.195791	to	12.591524	16,736	2.32	0.00	to 0.55	15.92	to	16.56
Year Ended 12/31/12	9,304	1.030529	to	10.802768	11,345	2.26	0.00	to 0.55	13.59	to	14.22
Period Ended 12/31/11 (2)	1,932	0.906329	to	9.458077	3,034	3.58	0.00	to 0.55	(9.41)	to	(9.16)
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/14	5,836	$1.258221	to	$12.149681	$8,762	3.29%	0.00%	to 0.55%	2.92%	to	3.48%
Year Ended 12/31/13	5,628	$1.221337	to	$11.740704	$8,224	2.59	0.00	to 0.55	19.16	to	19.81
Year Ended 12/31/12	4,213	1.023971	to	9.799317	5,371	1.87	0.00	to 0.55	15.04	to	15.68
Period Ended 12/31/11 (2)	1,131	0.889198	to	8.471141	1,453	3.08	0.00	to 0.55	(11.12)	to	(10.88)
Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/14	2,448	$5.885213	to	$6.387246	$15,934	0.00%	0.00%	to 0.55%	(17.39)%	to	(16.94)%
Period Ended 12/31/13 (3)	1,963	7.085099	to	7.724122	15,565	0.00	0.00	to 0.55	1.72	to	1.79

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Divisions commenced operations on June 30, 2011.
(3)	Division commenced operations on November 15, 2013.

30

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Policyowners of the Northwestern Mutual Variable Life Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division, Credit Suisse Trust Commodity Return Strategy Division, at December 31, 2014, and the results of their operations and the changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2014 by correspondence with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 27, 2015

31

Annual Report December 31, 2014

Northwestern Mutual Variable Life Account II

Financial Statements

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$5,571	$7,916	$3,210	$1,395	$25,610
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	3	-	-	15

Total Assets	5,571	7,919	3,210	1,395	25,625

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	-	1	-	-

Total Liabilities	1	-	1	-	-

Total Net Assets	$5,570	$7,919	$3,209	$1,395	$25,625

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,422	$6,765	$2,207	$1,346	$17,291
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	3,067	919	977	1	7,075
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	81	235	25	48	1,259

Total Net Assets	$5,570	$7,919	$3,209	$1,395	$25,625

(1) Investments, at cost	$5,274	$6,517	$2,787	$1,191	$21,302
Mutual Fund Shares Held	1,938	3,005	1,942	1,241	6,441
(2) Accumulation Unit Value	$54.488126	$33.238141	$40.759702	$13.487127	$103.583087
Units Outstanding	44	204	54	100	167
(3) Accumulation Unit Value	$54.488126	$33.238141	$40.759702	$13.487127	$103.583087
Units Outstanding	56	28	24	-	68
(4) Accumulation Unit Value	$54.488126	$33.238141	$40.759702	$13.487127	$103.583087
Units Outstanding	1	7	1	4	12

The Accompanying Notes are an Integral Part of the Financial Statements.	1

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$284	$4,612	$6,155	$2,546	$8,127
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	11	1	-	-

Total Assets	284	4,623	6,156	2,546	8,127

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$284	$4,623	$6,156	$2,546	$8,127

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$271	$3,957	$4,662	$1,912	$6,747
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	13	593	1,270	631	1,166
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	-	73	224	3	214

Total Net Assets	$284	$4,623	$6,156	$2,546	$8,127

(1) Investments, at cost	$273	$3,320	$5,193	$2,501	$6,997
Mutual Fund Shares Held	247	3,199	3,474	749	4,147
(2) Accumulation Unit Value	$13.865219	$22.950784	$27.291728	$102.693582	$43.598907
Units Outstanding	20	172	171	19	155
(3) Accumulation Unit Value	$13.865219	$22.950784	$27.291728	$102.693582	$43.598907
Units Outstanding	1	26	47	6	27
(4) Accumulation Unit Value	$13.865219	$22.950784	$27.291728	$102.693582	$43.598907
Units Outstanding	-	3	8	-	5

The Accompanying Notes are an Integral Part of the Financial Statements.	2

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$4,615	$3,833	$2,081	$6,404	$5,136
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	-	1	6

Total Assets	4,616	3,833	2,081	6,405	5,142

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$4,616	$3,833	$2,081	$6,405	$5,142

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,238	$2,700	$1,995	$3,996	$4,803
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	2,307	1,006	16	2,318	124
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	71	127	70	91	215

Total Net Assets	$4,616	$3,833	$2,081	$6,405	$5,142

(1) Investments, at cost	$3,732	$3,228	$2,164	$5,437	$4,780
Mutual Fund Shares Held	2,606	1,536	1,786	2,686	3,819
(2) Accumulation Unit Value	$32.189353	$47.561777	$17.638780	$34.121874	$19.596007
Units Outstanding	70	57	113	117	245
(3) Accumulation Unit Value	$32.189353	$47.561777	$17.638780	$34.121874	$19.596007
Units Outstanding	72	21	1	68	6
(4) Accumulation Unit Value	$32.189353	$47.561777	$17.638780	$34.121874	$19.596007
Units Outstanding	2	3	4	3	11

The Accompanying Notes are an Integral Part of the Financial Statements.	3

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$2,853	$14,080	$4,608	$5,738	$255
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	3	4	3	128	1

Total Assets	2,856	14,084	4,611	5,866	256

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$2,856	$14,084	$4,611	$5,866	$256

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,397	$10,166	$4,072	$3,100	$223
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	364	3,647	419	2,699	33
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	95	271	120	67	-

Total Net Assets	$2,856	$14,084	$4,611	$5,866	$256

(1) Investments, at cost	$2,893	$14,542	$4,934	$5,738	$256
Mutual Fund Shares Held	3,163	7,937	4,976	5,738	248
(2) Accumulation Unit Value	$10.212438	$4.952849	$10.109813	$41.568533	$12.188479
Units Outstanding	235	2,054	403	75	18
(3) Accumulation Unit Value	$10.212438	$4.952849	$10.109813	$41.568533	$12.188479
Units Outstanding	36	736	41	65	3
(4) Accumulation Unit Value	$10.212438	$4.952849	$10.109813	$41.568533	$12.188479
Units Outstanding	9	55	12	2	-

The Accompanying Notes are an Integral Part of the Financial Statements.	4

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$10,687	$174	$1,224	$5,884	$2,998
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	13	-	2	1	2

Total Assets	10,700	174	1,226	5,885	3,000

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$10,700	$174	$1,226	$5,885	$3,000

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$7,607	$154	$1,174	$5,210	$2,894
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	2,925	20	34	607	53
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	168	-	18	68	53

Total Net Assets	$10,700	$174	$1,226	$5,885	$3,000

(1) Investments, at cost	$10,711	$167	$1,241	$6,134	$3,090
Mutual Fund Shares Held	8,435	156	1,112	8,161	2,763
(2) Accumulation Unit Value	$211.428447	$19.181310	$13.899486	$43.976216	$15.951947
Units Outstanding	36	8	84	118	181
(3) Accumulation Unit Value	$211.428447	$19.181310	$13.899486	$43.976216	$15.951947
Units Outstanding	14	1	2	14	3
(4) Accumulation Unit Value	$211.428447	$19.181310	$13.899486	$43.976216	$15.951947
Units Outstanding	1	-	1	2	3

The Accompanying Notes are an Integral Part of the Financial Statements.	5

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$2,819	$470	$-	$-	$-
Fidelity Variable Insurance Products	-	-	9,639	2,429	-
Neuberger Berman Advisers Management Trust	-	-	-	-	1,574
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	2	3	-

Total Assets	2,819	470	9,641	2,432	1,574

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	1

Total Liabilities	-	-	-	-	1

Total Net Assets	$2,819	$470	$9,641	$2,432	$1,573

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$976	$295	$6,796	$2,286	$1,478
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	1,410	111	2,589	42	21
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	433	64	256	104	74

Total Net Assets	$2,819	$470	$9,641	$2,432	$1,573

(1) Investments, at cost	$2,901	$468	$8,741	$2,057	$1,349
Mutual Fund Shares Held	1,904	393	262	66	66
(2) Accumulation Unit Value	$181.830315	$20.487411	$42.835362	$16.754369	$16.275087
Units Outstanding	5	14	159	137	91
(3) Accumulation Unit Value	$181.830315	$20.487411	$42.835362	$16.754369	$16.275087
Units Outstanding	8	5	60	2	1
(4) Accumulation Unit Value	$181.830315	$20.487411	$42.835362	$16.754369	$16.275087
Units Outstanding	2	3	6	6	5

The Accompanying Notes are an Integral Part of the Financial Statements.	6

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	2,989	1,902	3,484	3,848	6,653
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	3	1

Total Assets	2,989	1,902	3,484	3,851	6,654

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	2	-	-

Total Liabilities	-	-	2	-	-

Total Net Assets	$2,989	$1,902	$3,482	$3,851	$6,654

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,525	$1,540	$2,832	$2,247	$5,943
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	440	359	617	1,451	508
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	24	3	33	153	203

Total Net Assets	$2,989	$1,902	$3,482	$3,851	$6,654

(1) Investments, at cost	$2,572	$1,697	$3,143	$3,868	$6,284
Mutual Fund Shares Held	165	123	302	361	426
(2) Accumulation Unit Value	$18.071559	$27.141282	$17.795979	$23.281628	$44.660949
Units Outstanding	140	57	159	97	133
(3) Accumulation Unit Value	$18.071559	$27.141282	$17.795979	$23.281628	$44.660949
Units Outstanding	24	13	35	62	11
(4) Accumulation Unit Value	$18.071559	$27.141282	$17.795979	$23.281628	$44.660949
Units Outstanding	1	-	2	7	5

The Accompanying Notes are an Integral Part of the Financial Statements.	7

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	103	420	617	214	-
Credit Suisse Trust	-	-	-	-	2,038
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	2

Total Assets	103	420	617	214	2,040

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$103	$420	$617	$214	$2,040

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$100	$412	$570	$211	$1,977
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	-	3	-	-	13
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	3	5	47	3	50

Total Net Assets	$103	$420	$617	$214	$2,040

(1) Investments, at cost	$104	$412	$611	$214	$2,416
Mutual Fund Shares Held	10	40	61	23	390
(2) Accumulation Unit Value	$14.227181	$13.866173	$13.064429	$12.149681	$5.885213
Units Outstanding	7	30	44	17	336
(3) Accumulation Unit Value	$14.227181	$13.866173	$13.064429	$12.149681	$5.885213
Units Outstanding	-	-	-	-	2
(4) Accumulation Unit Value	$14.227181	$13.866173	$13.064429	$12.149681	$5.885213
Units Outstanding	-	-	4	-	8

The Accompanying Notes are an Integral Part of the Financial Statements.	8

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$29	$1	$43	$1	$335

Net investment income (loss)	29	1	43	1	335

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	522	105	105	63	1,211
Realized gain distributions	475	710	260	52	261

Realized gains (losses)	997	815	365	115	1,472

Change in unrealized appreciation/(depreciation) of investments during the period	(629)	(144)	(176)	43	899

Net increase (decrease) in net assets resulting from operations	$397	$672	$232	$159	$2,706

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$-	$76	$75	$8	$79

Net investment income (loss)	-	76	75	8	79

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	29	276	367	108	200
Realized gain distributions	16	-	179	456	380

Realized gains (losses)	45	276	546	564	580

Change in unrealized appreciation/(depreciation) of investments during the period	(12)	227	(178)	(390)	11

Net increase (decrease) in net assets resulting from operations	$33	$579	$443	$182	$670

The Accompanying Notes are an Integral Part of the Financial Statements.	9

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$39	$-	$29	$22	$62

Net investment income (loss)	39	-	29	22	62

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	42	166	46	157	66
Realized gain distributions	332	390	323	157	-

Realized gains (losses)	374	556	369	314	66

Change in unrealized appreciation/(depreciation) of investments during the period	188	(249)	(285)	(299)	(357)

Net increase (decrease) in net assets resulting from operations	$601	$307	$113	$37	$(229)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$35	$276	$25	$4	$2

Net investment income (loss)	35	276	25	4	2

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	28	347	(3)	-	1
Realized gain distributions	15	973	1	-	-

Realized gains (losses)	43	1,320	(2)	-	1

Change in unrealized appreciation/(depreciation) of investments during the period	(271)	(2,958)	(304)	-	(2)

Net increase (decrease) in net assets resulting from operations	$(193)	$(1,362)	$(281)	$4	$1

The Accompanying Notes are an Integral Part of the Financial Statements.	10

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$204	$2	$6	$271	$71

Net investment income (loss)	204	2	6	271	71

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(81)	1	(17)	130	1
Realized gain distributions	-	-	10	-	-

Realized gains (losses)	(81)	1	(7)	130	1

Change in unrealized appreciation/(depreciation) of investments during the period	395	17	21	(336)	(12)

Net increase (decrease) in net assets resulting from operations	$518	$20	$20	$65	$60

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$74	$10	$2	$17	$5

Net investment income (loss)	74	10	2	17	5

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	54	17	138	30	21
Realized gain distributions	255	43	196	48	-

Realized gains (losses)	309	60	334	78	21

Change in unrealized appreciation/(depreciation) of investments during the period	(213)	(49)	200	120	103

Net increase (decrease) in net assets resulting from operations	$170	$21	$536	$215	$129

The Accompanying Notes are an Integral Part of the Financial Statements.	11

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$33	$5	$66	$45	$200

Net investment income (loss)	33	5	66	45	200

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	101	113	73	2	100
Realized gain distributions	393	178	-	74	279

Realized gains (losses)	494	291	73	76	379

Change in unrealized appreciation/(depreciation) of investments during the period	(203)	(262)	(298)	36	201

Net increase (decrease) in net assets resulting from operations	$324	$34	$(159)	$157	$780

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$3	$12	$17	$6	$-
Waiver income	-	-	-	-	2

Net investment income (loss)	3	12	17	6	2

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	-	12	4	-	(3)
Realized gain distributions	2	8	11	3	-

Realized gains (losses)	2	20	15	3	(3)

Change in unrealized appreciation/(depreciation) of investments during the period	-	(15)	(15)	(5)	(399)

Net increase (decrease) in net assets resulting from operations	$5	$17	$17	$4	$(400)

The Accompanying Notes are an Integral Part of the Financial Statements.	12

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$29	$27	$1	$23
Net realized gains (losses)	997	588	815	142
Net change in unrealized appreciation/(depreciation)	(629)	590	(144)	1,088

Net increase (decrease) in net assets resulting from operations	397	1,205	672	1,253

Policy Transactions:
Policyowners’ net payments	466	493	1,307	945
Policy loans, surrenders and death benefits	(248)	(585)	(149)	(279)
Mortality and other (net)	(192)	(184)	(346)	(263)
Transfers from other divisions	29,879	20,533	10,471	7,875
Transfers to other divisions	(28,991)	(20,544)	(9,947)	(7,494)

Net increase (decrease) in net assets resulting from policy transactions	914	(287)	1,336	784

Net increase (decrease) in net assets	1,311	918	2,008	2,037

Net Assets:
Beginning of period	4,259	3,341	5,911	3,874

End of period	$5,570	$4,259	$7,919	$5,911

Units issued during the period	622	515	407	352
Units redeemed during the period	(605)	(521)	(363)	(322)

Net units issued (redeemed) during period	17	(6)	44	30

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$43	$26	$1	$9
Net realized gains (losses)	365	85	115	50
Net change in unrealized appreciation/(depreciation)	(176)	454	43	147

Net increase (decrease) in net assets resulting from operations	232	565	159	206

Policy Transactions:
Policyowners’ net payments	465	540	319	203
Policy loans, surrenders and death benefits	(157)	(106)	(17)	(8)
Mortality and other (net)	(165)	(145)	(50)	(39)
Transfers from other divisions	9,099	3,933	1,480	1,325
Transfers to other divisions	(8,892)	(4,057)	(1,554)	(1,156)

Net increase (decrease) in net assets resulting from policy transactions	350	165	178	325

Net increase (decrease) in net assets	582	730	337	531

Net Assets:
Beginning of period	2,627	1,897	1,058	527

End of period	$3,209	$2,627	$1,395	$1,058

Units issued during the period	250	136	147	145
Units redeemed during the period	(240)	(132)	(131)	(115)

Net units issued (redeemed) during period	10	4	16	30

The Accompanying Notes are an Integral Part of the Financial Statements.	13

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$335	$264	$-	$3
Net realized gains (losses)	1,472	1,084	45	7
Net change in unrealized appreciation/(depreciation)	899	2,541	(12)	20

Net increase (decrease) in net assets resulting from operations	2,706	3,889	33	30

Policy Transactions:
Policyowners’ net payments	2,793	2,654	102	79
Policy loans, surrenders and death benefits	(617)	(808)	(80)	(1)
Mortality and other (net)	(706)	(543)	(25)	(12)
Transfers from other divisions	63,608	49,707	440	171
Transfers to other divisions	(60,395)	(47,477)	(378)	(127)

Net increase (decrease) in net assets resulting from policy transactions	4,683	3,533	59	110

Net increase (decrease) in net assets	7,389	7,422	92	140

Net Assets:
Beginning of period	18,236	10,814	192	52

End of period	$25,625	$18,236	$284	$192

Units issued during the period	718	729	42	24
Units redeemed during the period	(670)	(686)	(37)	(14)

Net units issued (redeemed) during period	48	43	5	10

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$76	$57	$75	$58
Net realized gains (losses)	276	197	546	151
Net change in unrealized appreciation/(depreciation)	227	735	(178)	855

Net increase (decrease) in net assets resulting from operations	579	989	443	1,064

Policy Transactions:
Policyowners’ net payments	814	665	1,061	664
Policy loans, surrenders and death benefits	(175)	(255)	(99)	(158)
Mortality and other (net)	(235)	(203)	(276)	(193)
Transfers from other divisions	7,999	5,251	25,624	19,302
Transfers to other divisions	(8,329)	(5,320)	(25,585)	(18,831)

Net increase (decrease) in net assets resulting from policy transactions	74	138	725	784

Net increase (decrease) in net assets	653	1,127	1,168	1,848

Net Assets:
Beginning of period	3,970	2,843	4,988	3,140

End of period	$4,623	$3,970	$6,156	$4,988

Units issued during the period	436	363	1,123	899
Units redeemed during the period	(432)	(356)	(1,093)	(863)

Net units issued (redeemed) during period	4	7	30	36

The Accompanying Notes are an Integral Part of the Financial Statements.	14

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$8	$8	$79	$51
Net realized gains (losses)	564	219	580	285
Net change in unrealized appreciation/(depreciation)	(390)	290	11	962

Net increase (decrease) in net assets resulting from operations	182	517	670	1,298

Policy Transactions:
Policyowners’ net payments	414	371	1,227	1,049
Policy loans, surrenders and death benefits	(132)	(90)	(194)	(204)
Mortality and other (net)	(122)	(131)	(304)	(235)
Transfers from other divisions	7,183	6,056	27,928	13,053
Transfers to other divisions	(7,523)	(5,833)	(27,151)	(12,527)

Net increase (decrease) in net assets resulting from policy transactions	(180)	373	1,506	1,136

Net increase (decrease) in net assets	2	890	2,176	2,434

Net Assets:
Beginning of period	2,544	1,654	5,951	3,517

End of period	$2,546	$2,544	$8,127	$5,951

Units issued during the period	82	76	716	420
Units redeemed during the period	(84)	(71)	(679)	(388)

Net units issued (redeemed) during period	(2)	5	37	32

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$39	$27	$-	$14
Net realized gains (losses)	374	152	556	218
Net change in unrealized appreciation/(depreciation)	188	511	(249)	661

Net increase (decrease) in net assets resulting from operations	601	690	307	893

Policy Transactions:
Policyowners’ net payments	586	387	420	473
Policy loans, surrenders and death benefits	(33)	(376)	(170)	(370)
Mortality and other (net)	(151)	(112)	(161)	(144)
Transfers from other divisions	14,334	10,966	12,039	6,743
Transfers to other divisions	(13,838)	(10,546)	(11,753)	(6,808)

Net increase (decrease) in net assets resulting from policy transactions	898	319	375	(106)

Net increase (decrease) in net assets	1,499	1,009	682	787

Net Assets:
Beginning of period	3,117	2,108	3,151	2,364

End of period	$4,616	$3,117	$3,833	$3,151

Units issued during the period	570	481	292	216
Units redeemed during the period	(539)	(468)	(283)	(219)

Net units issued (redeemed) during period	31	13	9	(3)

The Accompanying Notes are an Integral Part of the Financial Statements.	15

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$29	$40	$22	$50
Net realized gains (losses)	369	72	314	255
Net change in unrealized appreciation/(depreciation)	(285)	190	(299)	873

Net increase (decrease) in net assets resulting from operations	113	302	37	1,178

Policy Transactions:
Policyowners’ net payments	409	324	786	671
Policy loans, surrenders and death benefits	(29)	(4)	(103)	(468)
Mortality and other (net)	(74)	(45)	(239)	(195)
Transfers from other divisions	2,647	1,809	21,198	17,407
Transfers to other divisions	(2,366)	(1,417)	(20,444)	(16,976)

Net increase (decrease) in net assets resulting from policy transactions	587	667	1,198	439

Net increase (decrease) in net assets	700	969	1,235	1,617

Net Assets:
Beginning of period	1,381	412	5,170	3,553

End of period	$2,081	$1,381	$6,405	$5,170

Units issued during the period	187	165	734	635
Units redeemed during the period	(151)	(118)	(698)	(620)

Net units issued (redeemed) during period	36	47	36	15

	International Growth Division		Research International Core Division
	Year Ended December 31,2014	Year Ended December 31,2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$62	$50	$35	$2
Net realized gains (losses)	66	98	43	16
Net change in unrealized appreciation/(depreciation)	(357)	495	(271)	182

Net increase (decrease) in net assets resulting from operations	(229)	643	(193)	200

Policy Transactions:
Policyowners’ net payments	1,106	829	731	354
Policy loans, surrenders and death benefits	(211)	(444)	(21)	(32)
Mortality and other (net)	(265)	(205)	(138)	(73)
Transfers from other divisions	8,241	7,922	7,407	3,327
Transfers to other divisions	(7,623)	(7,526)	(6,624)	(2,728)

Net increase (decrease) in net assets resulting from policy transactions	1,248	576	1,355	848

Net increase (decrease) in net assets	1,019	1,219	1,162	1,048

Net Assets:
Beginning of period	4,123	2,904	1,694	646

End of period	$5,142	$4,123	$2,856	$1,694

Units issued during the period	484	523	800	375
Units redeemed during the period	(423)	(492)	(674)	(291)

Net units issued (redeemed) during period	61	31	126	84

The Accompanying Notes are an Integral Part of the Financial Statements.	16

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$276	$244	$25	$14
Net realized gains (losses)	1,320	529	(2)	28
Net change in unrealized appreciation/(depreciation)	(2,958)	1,431	(304)	(116)

Net increase (decrease) in net assets resulting from operations	(1,362)	2,204	(281)	(74)

Policy Transactions:
Policyowners’ net payments	2,420	2,198	1,143	705
Policy loans, surrenders and death benefits	(500)	(1,608)	(34)	(38)
Mortality and other (net)	(692)	(581)	(213)	(117)
Transfers from other divisions	53,712	39,903	7,891	4,555
Transfers to other divisions	(52,696)	(38,678)	(6,594)	(3,589)

Net increase (decrease) in net assets resulting from policy transactions	2,244	1,234	2,193	1,516

Net increase (decrease) in net assets	882	3,438	1,912	1,442

Net Assets:
Beginning of period	13,202	9,764	2,699	1,257

End of period	$14,084	$13,202	$4,611	$2,699

Units issued during the period	11,222	9,376	882	508
Units redeemed during the period	(10,807)	(9,128)	(677)	(367)

Net units issued (redeemed) during period	415	248	205	141

	Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2014	Year Ended December 31,2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$4	$5	$2	$-
Net realized gains (losses)	-	-	1	(2)
Net change in unrealized appreciation/(depreciation)	-	-	(2)	4

Net increase (decrease) in net assets resulting from operations	4	5	1	2

Policy Transactions:
Policyowners’ net payments	15,806	13,804	78	95
Policy loans, surrenders and death benefits	(89)	(233)	(2)	(1)
Mortality and other (net)	(387)	(352)	(18)	(10)
Transfers from other divisions	24,744	21,532	706	301
Transfers to other divisions	(40,902)	(33,006)	(667)	(773)

Net increase (decrease) in net assets resulting from policy transactions	(828)	1,745	97	(388)

Net increase (decrease) in net assets	(824)	1,750	98	(386)

Net Assets:
Beginning of period	6,690	4,940	158	544

End of period	$5,866	$6,690	$256	$158

Units issued during the period	1,025	1,039	67	34
Units redeemed during the period	(1,044)	(997)	(59)	(66)

Net units issued (redeemed) during period	(19)	42	8	(32)

The Accompanying Notes are an Integral Part of the Financial Statements.	17

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$204	$182	$2	$-
Net realized gains (losses)	(81)	60	1	(53)
Net change in unrealized appreciation/(depreciation)	395	(401)	17	19

Net increase (decrease) in net assets resulting from operations	518	(159)	20	(34)

Policy Transactions:
Policyowners’ net payments	1,469	1,557	21	50
Policy loans, surrenders and death benefits	(383)	(429)	(85)	(1)
Mortality and other (net)	(453)	(399)	(6)	(12)
Transfers from other divisions	47,394	31,299	240	250
Transfers to other divisions	(46,142)	(30,613)	(155)	(444)

Net increase (decrease) in net assets resulting from policy transactions	1,885	1,415	15	(157)

Net increase (decrease) in net assets	2,403	1,256	35	(191)

Net Assets:
Beginning of period	8,297	7,041	139	330

End of period	$10,700	$8,297	$174	$139

Units issued during the period	246	167	15	18
Units redeemed during the period	(236)	(160)	(15)	(28)

Net units issued (redeemed) during period	10	7	-	(10)

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$6	$8	$271	$246
Net realized gains (losses)	(7)	(40)	130	13
Net change in unrealized appreciation/(depreciation)	21	(54)	(336)	(16)

Net increase (decrease) in net assets resulting from operations	20	(86)	65	243

Policy Transactions:
Policyowners’ net payments	156	549	1,139	1,060
Policy loans, surrenders and death benefits	(41)	(49)	(6)	(37)
Mortality and other (net)	(39)	(36)	(238)	(194)
Transfers from other divisions	2,754	4,055	14,667	15,806
Transfers to other divisions	(2,252)	(4,620)	(14,948)	(14,860)

Net increase (decrease) in net assets resulting from policy transactions	578	(101)	614	1,775

Net increase (decrease) in net assets	598	(187)	679	2,018

Net Assets:
Beginning of period	628	815	5,206	3,188

End of period	$1,226	$628	$5,885	$5,206

Units issued during the period	218	332	405	414
Units redeemed during the period	(178)	(340)	(391)	(371)

Net units issued (redeemed) during period	40	(8)	14	43

The Accompanying Notes are an Integral Part of the Financial Statements.	18

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$71	$71	$74	$84
Net realized gains (losses)	1	36	309	150
Net change in unrealized appreciation/(depreciation)	(12)	(164)	(213)	27

Net increase (decrease) in net assets resulting from operations	60	(57)	170	261

Policy Transactions:
Policyowners’ net payments	658	457	177	307
Policy loans, surrenders and death benefits	(17)	(37)	(127)	(82)
Mortality and other (net)	(120)	(102)	(110)	(104)
Transfers from other divisions	3,510	4,212	33,246	13,697
Transfers to other divisions	(3,170)	(4,082)	(33,281)	(13,401)

Net increase (decrease) in net assets resulting from policy transactions	861	448	(95)	417

Net increase (decrease) in net assets	921	391	75	678

Net Assets:
Beginning of period	2,079	1,688	2,744	2,066

End of period	$3,000	$2,079	$2,819	$2,744

Units issued during the period	267	325	191	87
Units redeemed during the period	(214)	(298)	(191)	(85)

Net units issued (redeemed) during period	53	27	-	2

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$10	$10	$2	$18
Net realized gains (losses)	60	10	334	1,168
Net change in unrealized appreciation/(depreciation)	(49)	30	200	733

Net increase (decrease) in net assets resulting from operations	21	50	536	1,919

Policy Transactions:
Policyowners’ net payments	49	39	1,246	1,030
Policy loans, surrenders and death benefits	(5)	(39)	(271)	(1,025)
Mortality and other (net)	(23)	(20)	(358)	(266)
Transfers from other divisions	707	300	32,888	29,718
Transfers to other divisions	(656)	(276)	(31,932)	(29,131)

Net increase (decrease) in net assets resulting from policy transactions	72	4	1,573	326

Net increase (decrease) in net assets	93	54	2,109	2,245

Net Assets:
Beginning of period	377	323	7,532	5,287

End of period	$470	$377	$9,641	$7,532

Units issued during the period	38	20	931	975
Units redeemed during the period	(36)	(19)	(893)	(966)

Net units issued (redeemed) during period	2	1	38	9

The Accompanying Notes are an Integral Part of the Financial Statements.	19

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$17	$11	$5	$5
Net realized gains (losses)	78	37	21	14
Net change in unrealized appreciation/(depreciation)	120	230	103	116

Net increase (decrease) in net assets resulting from operations	215	278	129	135

Policy Transactions:
Policyowners’ net payments	602	305	427	168
Policy loans, surrenders and death benefits	(25)	(35)	(17)	(21)
Mortality and other (net)	(127)	(74)	(87)	(36)
Transfers from other divisions	4,049	2,397	2,501	1,288
Transfers to other divisions	(3,678)	(2,072)	(2,237)	(880)

Net increase (decrease) in net assets resulting from policy transactions	821	521	587	519

Net increase (decrease) in net assets	1,036	799	716	654

Net Assets:
Beginning of period	1,396	597	857	203

End of period	$2,432	$1,396	$1,573	$857

Units issued during the period	305	265	205	120
Units redeemed during the period	(253)	(224)	(166)	(80)

Net units issued (redeemed) during period	52	41	39	40

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$33	$26	$5	$7
Net realized gains (losses)	494	201	291	176
Net change in unrealized appreciation/(depreciation)	(203)	386	(262)	323

Net increase (decrease) in net assets resulting from operations	324	613	34	506

Policy Transactions:
Policyowners’ net payments	281	383	256	300
Policy loans, surrenders and death benefits	(104)	(103)	(38)	(49)
Mortality and other (net)	(125)	(113)	(97)	(86)
Transfers from other divisions	5,506	3,773	4,710	2,672
Transfers to other divisions	(5,439)	(3,780)	(4,813)	(2,662)

Net increase (decrease) in net assets resulting from policy transactions	119	160	18	175

Net increase (decrease) in net assets	443	773	52	681

Net Assets:
Beginning of period	2,546	1,773	1,850	1,169

End of period	$2,989	$2,546	$1,902	$1,850

Units issued during the period	349	311	192	131
Units redeemed during the period	(341)	(299)	(191)	(123)

Net units issued (redeemed) during period	8	12	1	8

The Accompanying Notes are an Integral Part of the Financial Statements.	20

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$66	$53	$45	$32
Net realized gains (losses)	73	43	76	12
Net change in unrealized appreciation/(depreciation)	(298)	458	36	(77)

Net increase (decrease) in net assets resulting from operations	(159)	554	157	(33)

Policy Transactions:
Policyowners’ net payments	522	507	475	567
Policy loans, surrenders and death benefits	(66)	(112)	(39)	(94)
Mortality and other (net)	(143)	(134)	(166)	(138)
Transfers from other divisions	7,975	5,380	12,173	6,167
Transfers to other divisions	(7,783)	(5,429)	(11,226)	(6,408)

Net increase (decrease) in net assets resulting from policy transactions	505	212	1,217	94

Net increase (decrease) in net assets	346	766	1,374	61

Net Assets:
Beginning of period	3,136	2,370	2,477	2,416

End of period	$3,482	$3,136	$3,851	$2,477

Units issued during the period	461	359	560	310
Units redeemed during the period	(434)	(346)	(507)	(305)

Net units issued (redeemed) during period	27	13	53	5

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$200	$171	$3	$1
Net realized gains (losses)	379	365	2	5
Net change in unrealized appreciation/(depreciation)	201	(406)	-	(2)

Net increase (decrease) in net assets resulting from operations	780	130	5	4

Policy Transactions:
Policyowners’ net payments	1,197	979	33	7
Policy loans, surrenders and death benefits	(204)	(370)	7	(40)
Mortality and other (net)	(307)	(246)	(11)	(5)
Transfers from other divisions	12,210	9,104	67	159
Transfers to other divisions	(11,797)	(8,525)	(107)	(46)

Net increase (decrease) in net assets resulting from policy transactions	1,099	942	(11)	75

Net increase (decrease) in net assets	1,879	1,072	(6)	79

Net Assets:
Beginning of period	4,775	3,703	109	30

End of period	$6,654	$4,775	$103	$109

Units issued during the period	331	293	8	13
Units redeemed during the period	(305)	(269)	(9)	(7)

Net units issued (redeemed) during period	26	24	(1)	6

The Accompanying Notes are an Integral Part of the Financial Statements.	21

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$12	$7	$17	$5
Net realized gains (losses)	20	15	15	7
Net change in unrealized appreciation/(depreciation)	(15)	16	(15)	17

Net increase (decrease) in net assets resulting from operations	17	38	17	29

Policy Transactions:
Policyowners’ net payments	101	100	167	120
Policy loans, surrenders and death benefits	(1)	-	(17)	-
Mortality and other (net)	(30)	(22)	(37)	(19)
Transfers from other divisions	511	421	449	274
Transfers to other divisions	(609)	(338)	(272)	(183)

Net increase (decrease) in net assets resulting from policy transactions	(28)	161	290	192

Net increase (decrease) in net assets	(11)	199	307	221

Net Assets:
Beginning of period	431	232	310	89

End of period	$420	$431	$617	$310

Units issued during the period	49	44	51	40
Units redeemed during the period	(51)	(32)	(28)	(23)

Net units issued (redeemed) during period	(2)	12	23	17

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Period November 15 to December 31, 2013

Operations:
Net investment income (loss)	$6	$3	$2	$-
Net realized gains (losses)	3	17	(3)	1
Net change in unrealized appreciation/(depreciation)	(5)	2	(399)	21

Net increase (decrease) in net assets resulting from operations	4	22	(400)	22

Policy Transactions:
Policyowners’ net payments	90	58	657	46
Policy loans, surrenders and death benefits	-	(40)	39	(3)
Mortality and other (net)	(21)	(14)	(100)	(9)
Transfers from other divisions	107	270	3,599	1,417
Transfers to other divisions	(81)	(236)	(3,070)	(158)

Net increase (decrease) in net assets resulting from policy transactions	95	38	1,125	1,293

Net increase (decrease) in net assets	99	60	723	1,315

Net Assets:
Beginning of period	115	55	1,315	-

End of period	$214	$115	$2,040	$1,315

Units issued during the period	16	32	807	217
Units redeemed during the period	(9)	(28)	(725)	(30)

Net units issued (redeemed) during period	7	4	82	187

The Accompanying Notes are an Integral Part of the Financial Statements.	22

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2014

1.	Organization

Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements and footnotes of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests.

On September 18, 2013, the Securities Exchange Commission approved an application from Northwestern Mutual on behalf of the Account permitting Northwestern Mutual to automatically transfer all remaining policy values in the Northwestern Mutual Commodities Return Strategy Division to the Credit Suisse Trust Commodity Return Strategy Division. The transfer was executed on November 15, 2013 and is included in the Statement of Changes in Net Assets as part of the transfers from other divisions or sponsor line item. Additionally, Northwestern Mutual will periodically reimburse policyowners for the additional operating expenses of the Credit Suisse Trust Commodity Return Strategy Division. Refer to note 4 - Expenses and Related Party Transactions footnote.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2014, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

23

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2014

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2014 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$3,638	$ 2,319
Focused Appreciation	3,087	997
Large Cap Core Stock	1,198	605
Large Cap Blend	512	280
Index 500 Stock	10,265	4,996
Large Company Value	265	191
Domestic Equity	1,287	1,148
Equity Income	2,718	1,693
Mid Cap Growth Stock	1,313	1,075
Index 400 Stock	3,962	1,997
Mid Cap Value	1,653	363
Small Cap Growth Stock	1,420	683
Index 600 Stock	1,252	314
Small Cap Value	2,234	841
International Growth	2,061	726
Research International Core	1,807	367
International Equity	6,203	2,778
Emerging Markets Equity	3,078	828
Money Market	21,096	22,041
Short-Term Bond	361	263
Select Bond	5,766	3,741
Long-Term U.S. Government Bond	204	187
Inflation Protection	996	396
High Yield Bond	3,484	2,603
Multi-Sector Bond	1,336	387
Balanced	1,676	1,441
Asset Allocation	237	112
Fidelity VIP Mid Cap	3,251	1,460
Fidelity VIP Contrafund	1,259	348
Neuberger Berman AMT Socially Responsive	855	234
Russell Multi-Style Equity	973	427
Russell Aggressive Equity	666	466
Russell Non-U.S.	1,017	444
Russell Core Bond	1,837	485
Russell Global Real Estate Securities	2,596	1,021
Russell LifePoints Moderate Strategy	103	108
Russell LifePoints Balanced Strategy	140	148
Russell LifePoints Growth Strategy	396	55
Russell LifePoints Equity Growth Strategy	126	22
Credit Suisse Trust Commodity Return Strategy	1,546	396

24

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2014

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

A deduction for the mortality and expense risks for Custom Variable Universal Life policies is determined monthly at an annual rate of 0.22% of the amount invested in the Account for the Policy for the first ten Policy years, 0.07% for the next ten Policy years and 0.00% thereafter. A deduction for the mortality and expense risks for Executive Variable Universal Life policies is determined monthly at an annual rate of 0.10% of the amounts invested in the Account for the Policy for the first ten Policy years, and 0.00% thereafter. For Policies without the Surrender of Policy Endorsement, the current charge is assessed monthly at an annual rate of 0.00% of the amount invested in the Account for the Policy. A deduction for the mortality and expense risks for Survivorship Variable Universal Life Policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account for the Policy.

Additional mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years on all Survivorship Variable Universal Life policies based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are determined monthly and are paid for Northwestern Mutual to cover the cost of providing insurance protection. This cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed death benefit among other charges which are detailed in the Prospectus.

The charges noted are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

The net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio are limited to 1.05% of average net assets through November 15, 2015 by Credit Suisse Trust and Credit Suisse Asset Management, LLC. Pursuant to the substitution order of the Securities and Exchange Commission, effective November 15, 2013 through November 15, 2015, Northwestern Mutual will periodically reimburse policyowners to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceed that of the fee waiver agreement of 0.95% of the Northwestern Mutual Commodities Return Strategy Portfolio which was in place at the time of the substitution.

25

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2014

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)	Total Return(1)
Growth Stock
Year Ended 12/31/14	101	$54.488126	$5,570	0.61%	0.00%	9.02%
Year Ended 12/31/13	84	49.977915	4,259	0.67	0.00	35.86
Year Ended 12/31/12	90	36.785012	3,341	0.59	0.00	12.94
Year Ended 12/31/11	60	32.569595	1,953	0.80	0.00	(1.30)
Year Ended 12/31/10	49	32.998214	1,628	0.86	0.00	12.37
Focused Appreciation
Year Ended 12/31/14	239	$33.238141	$7,919	0.02%	0.00%	9.43%
Year Ended 12/31/13	195	30.372615	5,911	0.49	0.00	29.01
Year Ended 12/31/12	165	23.543734	3,874	0.28	0.00	20.14
Year Ended 12/31/11	193	19.596705	3,782	0.18	0.00	(6.10)
Year Ended 12/31/10	169	20.869750	3,516	0.00	0.00	9.33
Large Cap Core Stock
Year Ended 12/31/14	79	$40.759702	$3,209	1.50%	0.00%	8.56%
Year Ended 12/31/13	69	37.544148	2,627	1.14	0.00	28.58
Year Ended 12/31/12	65	29.198468	1,897	1.29	0.00	11.63
Year Ended 12/31/11	55	26.156583	1,456	1.15	0.00	(1.21)
Year Ended 12/31/10	50	26.477036	1,331	1.26	0.00	12.91
Large Cap Blend
Year Ended 12/31/14	104	$13.487127	$1,395	0.04%	0.00%	12.58%
Year Ended 12/31/13	88	11.980322	1,058	1.08	0.00	30.86
Year Ended 12/31/12	58	9.155103	527	1.17	0.00	15.20
Period Ended 12/31/11 (2)	14	7.947227	111	2.27	0.00	(5.56)
Index 500 Stock
Year Ended 12/31/14	247	$103.583087	$25,625	1.58%	0.00%	13.46%
Year Ended 12/31/13	199	91.297175	$18,236	1.84	0.00	32.05
Year Ended 12/31/12	156	69.136117	10,814	1.77	0.00	15.76
Year Ended 12/31/11	118	59.726031	7,036	1.84	0.00	1.95
Year Ended 12/31/10	84	58.583796	4,937	2.07	0.00	14.89
Large Company Value
Year Ended 12/31/14	21	$13.865219	$284	0.00%	0.00%	13.03%
Year Ended 12/31/13	16	12.266796	192	2.04	0.00	31.29
Year Ended 12/31/12	6	9.343226	52	2.32	0.00	16.47
Period Ended 12/31/11 (2)	1	8.021755	10	5.34	0.00	(3.12)
Domestic Equity
Year Ended 12/31/14	201	$22.950784	$4,623	1.73%	0.00%	13.87%
Year Ended 12/31/13	197	20.154766	3,970	1.65	0.00	34.03
Year Ended 12/31/12	190	15.037814	2,843	2.15	0.00	14.35
Year Ended 12/31/11	194	13.151218	2,548	2.12	0.00	0.91
Year Ended 12/31/10	152	13.033112	1,979	2.36	0.00	14.62
Equity Income
Year Ended 12/31/14	226	$27.291728	$6,156	1.26%	0.00%	7.43%
Year Ended 12/31/13	196	25.403806	4,988	1.37	0.00	29.94
Year Ended 12/31/12	160	19.550985	3,140	1.57	0.00	17.23
Year Ended 12/31/11	152	16.677245	2,540	1.64	0.00	(0.92)
Year Ended 12/31/10	116	16.832155	1,943	1.69	0.00	15.33
Mid Cap Growth Stock
Year Ended 12/31/14	25	$102.693582	$2,546	0.35%	0.00%	8.49%
Year Ended 12/31/13	27	94.654719	2,544	0.32	0.00	25.53
Year Ended 12/31/12	22	75.402575	1,654	0.12	0.00	11.97
Year Ended 12/31/11	31	67.344023	2,087	0.24	0.00	(6.18)
Year Ended 12/31/10	28	71.778944	2,002	0.30	0.00	23.86

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Divisions commenced operations on June 30, 2011.

26

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)	Total Return(1)
Index 400 Stock
Year Ended 12/31/14	187	$43.598907	$8,127	1.05%	0.00%	9.42%
Year Ended 12/31/13	150	39.846886	5,951	1.08	0.00	33.16
Year Ended 12/31/12	118	29.923387	3,517	0.92	0.00	17.64
Year Ended 12/31/11	135	25.435391	3,453	0.86	0.00	(1.92)
Year Ended 12/31/10	96	25.934506	2,488	1.18	0.00	26.29
Mid Cap Value
Year Ended 12/31/14	144	$32.189353	$4,616	1.01%	0.00%	16.69%
Year Ended 12/31/13	113	27.585004	3,117	0.97	0.00	30.24
Year Ended 12/31/12	100	21.179677	2,108	1.46	0.00	16.57
Year Ended 12/31/11	50	18.168731	902	2.35	0.00	(0.61)
Year Ended 12/31/10	43	18.279525	778	1.29	0.00	19.93
Small Cap Growth Stock
Year Ended 12/31/14	81	$47.561777	$3,833	0.00%	0.00%	8.66%
Year Ended 12/31/13	72	43.773190	3,151	0.49	0.00	38.60
Year Ended 12/31/12	75	31.582975	2,364	0.00	0.00	9.48
Year Ended 12/31/11	72	28.847575	2,054	0.36	0.00	(2.78)
Year Ended 12/31/10	58	29.671998	1,708	0.84	0.00	25.85
Index 600 Stock
Year Ended 12/31/14	118	$17.638780	$2,081	1.71%	0.00%	5.34%
Year Ended 12/31/13	82	16.744685	1,381	4.36	0.00	40.67
Year Ended 12/31/12	35	11.903891	412	4.14	0.00	15.80
Period Ended 12/31/11 (2)	2	10.280016	21	1.82	0.00	(6.01)
Small Cap Value
Year Ended 12/31/14	188	$34.121874	$6,405	0.37%	0.00%	0.22%
Year Ended 12/31/13	152	34.046809	5,170	1.14	0.00	31.76
Year Ended 12/31/12	137	25.839588	3,553	0.38	0.00	16.33
Year Ended 12/31/11	125	22.212770	2,779	0.63	0.00	(1.36)
Year Ended 12/31/10	104	22.519799	2,323	1.11	0.00	21.95
International Growth
Year Ended 12/31/14	262	$19.596007	$5,142	1.30%	0.00%	(4.52)%
Year Ended 12/31/13	201	20.524033	4,123	1.41	0.00	19.81
Year Ended 12/31/12	170	17.130842	2,904	1.36	0.00	17.99
Year Ended 12/31/11	139	14.519220	2,006	1.18	0.00	(13.17)
Year Ended 12/31/10	94	16.720938	1,575	0.97	0.00	16.43
Research International Core
Year Ended 12/31/14	280	$10.212438	$2,856	1.52%	0.00%	(6.71)%
Year Ended 12/31/13	154	10.947312	1,694	0.14	0.00	18.92
Year Ended 12/31/12	70	9.205651	646	1.83	0.00	16.76
Period Ended 12/31/11 (2)	17	7.884380	135	3.54	0.00	(15.93)
International Equity
Year Ended 12/31/14	2,845	$4.952849	$14,084	1.94%	0.00%	(8.80)%
Year Ended 12/31/13	2,430	5.431053	13,202	2.15	0.00	21.38
Year Ended 12/31/12	2,182	4.474566	9,764	2.70	0.00	21.52
Year Ended 12/31/11	1,854	3.682261	6,827	2.17	0.00	(10.10)
Year Ended 12/31/10	1,449	4.095847	5,937	3.12	0.00	7.67
Emerging Markets Equity
Year Ended 12/31/14	456	$10.109813	$4,611	0.66%	0.00%	(6.25)%
Year Ended 12/31/13	251	10.783888	2,699	0.75	0.00	(5.15)
Year Ended 12/31/12	110	11.369632	1,257	0.15	0.00	18.83
Period Ended 12/31/11 (2)	37	9.567929	355	2.16	0.00	(18.36)

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Divisions commenced operations on June 30, 2011.

27

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)	Total Return, Lowest to Highest(1)
Money Market
Year Ended 12/31/14	142	$41.568533	$5,866	0.07%	0.00%	0.07%
Year Ended 12/31/13	161	41.539003	6,690	0.09	0.00	0.10
Year Ended 12/31/12	119	41.497953	4,940	0.14	0.00	0.15
Year Ended 12/31/11	89	41.437528	3,715	0.12	0.00	0.14
Year Ended 12/31/10	68	41.380226	2,794	0.29	0.00	0.29
Short-Term Bond
Year Ended 12/31/14	21	$12.188479	$256	0.77%	0.00%	0.38%
Year Ended 12/31/13	13	12.142453	158	0.05	0.00	0.55
Year Ended 12/31/12	45	12.076410	544	1.79	0.00	2.07
Period Ended 12/31/11 (2)	15	11.832025	176	3.05	0.00	(0.42)
Select Bond
Year Ended 12/31/14	51	$211.428447	$10,700	2.08%	0.00%	5.56%
Year Ended 12/31/13	41	200.286369	8,297	2.40	0.00	(2.16)
Year Ended 12/31/12	34	204.702189	7,041	2.64	0.00	4.96
Year Ended 12/31/11	26	195.021673	5,127	3.36	0.00	7.16
Year Ended 12/31/10	23	181.992325	4,277	3.93	0.00	6.59
Long-Term U.S Government Bond
Year Ended 12/31/14	9	$19.181310	$174	1.75%	0.00%	23.73%
Year Ended 12/31/13	9	15.502339	139	0.03	0.00	(13.27)
Year Ended 12/31/12	19	17.875038	330	1.62	0.00	3.75
Period Ended 12/31/11 (2)	-	17.228764	7	5.68	0.00	25.15
Inflation Protection
Year Ended 12/31/14	87	$13.899486	$1,226	0.56%	0.00%	3.14%
Year Ended 12/31/13	47	13.476716	628	0.97	0.00	(8.33)
Year Ended 12/31/12	55	14.701699	815	2.04	0.00	7.35
Period Ended 12/31/11 (2)	24	13.694886	332	0.04	0.00	6.60
High Yield Bond
Year Ended 12/31/14	134	$43.976216	$5,885	4.74%	0.00%	1.18%
Year Ended 12/31/13	120	43.465300	5,206	5.72	0.00	5.84
Year Ended 12/31/12	77	41.068270	3,188	6.28	0.00	13.89
Year Ended 12/31/11	62	36.059875	2,226	6.99	0.00	4.59
Year Ended 12/31/10	46	34.475967	1,558	7.29	0.00	14.56
Multi-Sector Bond
Year Ended 12/31/14	187	$15.951947	$3,000	2.74%	0.00%	3.25%
Year Ended 12/31/13	134	15.449941	2,079	3.35	0.00	(1.58)
Year Ended 12/31/12	107	15.698283	1,688	0.42	0.00	14.94
Period Ended 12/31/11 (2)	17	13.657358	238	11.64	0.00	1.71
Balanced
Year Ended 12/31/14	15	$181.830315	$2,819	2.30%	0.00%	5.56%
Year Ended 12/31/13	15	172.248875	2,744	3.49	0.00	12.08
Year Ended 12/31/12	13	153.677764	2,066	1.25	0.00	9.69
Year Ended 12/31/11	9	140.096515	1,413	2.94	0.00	2.11
Year Ended 12/31/10	7	137.200077	1,085	2.32	0.00	11.96
Asset Allocation
Year Ended 12/31/14	22	$20.487411	$470	2.40%	0.00%	5.15%
Year Ended 12/31/13	20	19.484028	377	3.17	0.00	16.67
Year Ended 12/31/12	19	16.700324	323	0.22	0.00	11.02
Year Ended 12/31/11	23	15.042893	344	2.25	0.00	(0.08)
Year Ended 12/31/10	26	15.054442	386	3.10	0.00	13.01
Fidelity VIP Mid Cap
Year Ended 12/31/14	225	$42.835362	$9,641	0.02%	0.00%	6.03%
Year Ended 12/31/13	187	40.398542	7,532	0.28	0.00	35.87
Year Ended 12/31/12	178	29.733518	5,287	0.42	0.00	14.56
Year Ended 12/31/11	115	25.953961	2,970	0.02	0.00	(10.85)
Year Ended 12/31/10	89	29.113348	2,616	0.14	0.00	28.57

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Divisions commenced operations on June 30, 2011.

28

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)	Total Return, Lowest to Highest(1)
Fidelity VIP Contrafund
Year Ended 12/31/14	145	$16.754369	$2,432	0.90%	0.00%	11.65%
Year Ended 12/31/13	93	15.005573	1,396	1.00	0.00	30.95
Year Ended 12/31/12	52	11.458810	597	1.61	0.00	16.14
Period Ended 12/31/11 (2)	8	9.866342	76	2.07	0.00	(7.43)
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/14	97	$16.275087	$1,573	0.43%	0.00%	10.38%
Year Ended 12/31/13	58	14.744385	857	0.98	0.00	37.60
Year Ended 12/31/12	18	10.715212	203	0.31	0.00	10.98
Period Ended 12/31/11 (2)	6	9.655117	56	1.00	0.00	(8.79)
Russell Multi-Style Equity
Year Ended 12/31/14	165	$18.071559	$2,989	1.14%	0.00%	11.70%
Year Ended 12/31/13	157	16.178812	2,546	1.19	0.00	32.92
Year Ended 12/31/12	145	12.171877	1,773	1.11	0.00	15.69
Year Ended 12/31/11	153	10.521100	1,616	0.94	0.00	(1.55)
Year Ended 12/31/10	133	10.686543	1,416	0.88	0.00	16.46
Russell Aggressive Equity
Year Ended 12/31/14	70	$27.141282	$1,902	0.25%	0.00%	1.56%
Year Ended 12/31/13	69	26.724835	1,850	0.43	0.00	40.00
Year Ended 12/31/12	61	19.088862	1,169	1.10	0.00	15.84
Year Ended 12/31/11	63	16.479338	1,047	0.49	0.00	(4.20)
Year Ended 12/31/10	47	17.202203	803	0.47	0.00	24.88
Russell Non-U.S.
Year Ended 12/31/14	196	$17.795979	$3,482	1.91%	0.00%	(4.45)%
Year Ended 12/31/13	169	18.624500	3,136	1.95	0.00	21.91
Year Ended 12/31/12	156	15.277391	2,370	1.77	0.00	19.81
Year Ended 12/31/11	150	12.750860	1,917	1.54	0.00	(12.88)
Year Ended 12/31/10	106	14.635995	1,549	0.71	0.00	11.42
Russell Core Bond
Year Ended 12/31/14	166	$23.281628	$3,851	1.47%	0.00%	5.45%
Year Ended 12/31/13	113	22.077570	2,477	1.40	0.00	(1.45)
Year Ended 12/31/12	108	22.402721	2,416	2.29	0.00	8.38
Year Ended 12/31/11	94	20.671320	1,945	3.17	0.00	4.68
Year Ended 12/31/10	65	19.746605	1,277	3.73	0.00	10.02
Russell Global Real Estate Securities
Year Ended 12/31/14	149	$44.660949	$6,654	3.39%	0.00%	14.75%
Year Ended 12/31/13	123	38.920595	4,775	3.98	0.00	3.65
Year Ended 12/31/12	99	37.550773	3,703	5.21	0.00	27.56
Year Ended 12/31/11	83	29.438654	2,450	2.18	0.00	(7.05)
Year Ended 12/31/10	60	31.671345	1,910	2.28	0.00	22.92
Russell LifePoints Moderate Strategy
Year Ended 12/31/14	7	$14.227181	$103	2.98%	0.00%	4.85%
Year Ended 12/31/13	8	13.568584	109	2.31	0.00	6.79
Year Ended 12/31/12	2	12.706153	30	2.98	0.00	11.07
Period Ended 12/31/11 (2)	2	11.440046	20	5.02	0.00	(3.67)
Russell LifePoints Balanced Strategy
Year Ended 12/31/14	30	$13.866173	$420	2.93%	0.00%	4.61%
Year Ended 12/31/13	32	13.255096	431	2.31	0.00	12.43
Year Ended 12/31/12	20	11.789785	232	2.75	0.00	12.96
Period Ended 12/31/11 (2)	4	10.437591	40	5.54	0.00	(6.53)
Russell LifePoints Growth Strategy
Year Ended 12/31/14	48	$13.064429	$617	3.44%	0.00%	3.76%
Year Ended 12/31/13	25	12.591524	310	2.56	0.00	16.56
Year Ended 12/31/12	8	10.802768	89	2.28	0.00	14.22
Period Ended 12/31/11 (2)	3	9.458077	32	4.23	0.00	(9.16)

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Divisions commenced operations on June 30, 2011.

29

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)	Total Return, Lowest to Highest(1)
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/14	17	$12.149681	$214	3.73%	0.00%	3.48%
Year Ended 12/31/13	10	11.740704	115	2.12	0.00	19.81
Year Ended 12/31/12	6	9.799317	55	2.10	0.00	15.68
Period Ended 12/31/11 (2)	1	8.471141	8	3.99	0.00	(10.88)
Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/14	346	$5.885213	$2,040	0.00%	0.00%	(16.94)%
Period Ended 12/31/13 (3)	187	7.085099	1,315	0.00	0.00	1.79

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Divisions commenced operations on June 30, 2011.
(3)	Division commenced operations on November 15, 2013.

30

Northwestern Mutual Variable Life Account II Financial Statements

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Policyowners of the Northwestern Mutual Variable Life Account II

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account II and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division, Credit Suisse Trust Commodity Return Strategy Division, at December 31, 2014, and the results of their operations and the changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2014 by correspondence with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 27, 2015

31

PRSRT BPM US POSTAGE PAID NORTHWESTERN MUTUAL

PO BOX 3095 MILWAUKEE Wl 53201-3095

This booklet contains information about the Northwestern Mutual variable insurance products and the variable investment options identified on the front cover. The variable investment options correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the variable investment option prospectuses, which contain detailed information about variable investment option investment objectives and operations, applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed on the inside of the front cover. You should read and carefully consider this information before you invest or send money. The variable investment option reports are prepared from the books and records of the options. Discussions of investment performance in the reports represent the views of the options’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA’s website at www.finra.org or by contacting the FINRA BrokerCheck Hotline at 800-289-9999.

Northwestern Mutual is the marketing name for The Northwestern Mutual Life Insurance Company (NM), Milwaukee, WI (life and disability insurance, annuities, and life insurance with long-term care benefits) and its subsidiaries. Northwestern Long Term Care Insurance Company, Milwaukee, WI (long-term care insurance) is a subsidiary of NM.

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS), Suite 600, 611 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC

www.northwesternmutual.com

90-1899 (0786) (REV 0815)